UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08104

Touchstone Funds Group Trust

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: September 30

Date of reporting period: June 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments
Touchstone Arbitrage Fund – June 30, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks — 90.6%

Information Technology — 23.4%
Advent Software, Inc.	119,150	$5,267,623
Altera Corp.††	96,460	4,938,752
Broadcom Corp. - Class A	84,910	4,372,016
Freescale Semiconductor Ltd.
(Bermuda)*††	115,860	4,630,924
Igate Corp.*	113,360	5,406,138
Informatica Corp.*	46,600	2,258,702
Micrel, Inc.	207,910	2,889,949
Rally Software Development Corp.*	252,344	4,908,091
		34,672,195

Financials — 20.3%
City National Corp.††	72,060	6,513,503
Excel Trust, Inc. REIT	141,810	2,236,344
HCC Insurance Holdings, Inc.	66,825	5,134,833
Hudson City Bancorp, Inc.††	622,800	6,153,264
National Interstate Corp.††	88,866	2,427,819
NorthStar Realty Finance Corp. REIT	153,120	2,434,608
Susquehanna Bancshares, Inc.††	368,505	5,203,291
		30,103,662

Consumer Discretionary — 13.7%
ANN, Inc.*	117,110	5,655,242
DIRECTV*	72,830	6,757,896
Family Dollar Stores, Inc.	83,335	6,567,631
Fiat Chrysler Automobiles N.V.
(Netherlands)*†	91,976	1,336,411
		20,317,180

Health Care — 12.0%
Catamaran Corp. (Canada)*††	96,950	5,921,706
Hospira, Inc.*††	52,695	4,674,573
KYTHERA Biopharmaceuticals, Inc.*	37,106	2,794,453
Omnicare, Inc.††	46,700	4,401,475
		17,792,207

Energy — 7.8%
Dresser-Rand Group, Inc.*	70,000	5,962,600
Rosetta Resources, Inc.*	244,508	5,657,915
		11,620,515

Materials — 7.0%
RTI International Metals, Inc.*	141,250	4,452,200
Sigma-Aldrich Corp.††	42,025	5,856,184
		10,308,384

Industrials — 4.8%
GrafTech International Ltd.*	448,281	2,223,474
Polypore International, Inc.*	83,000	4,970,040
		7,193,514

Utilities — 1.6%
WEC Energy Group, Inc.	51,324	2,308,040
Total Common Stocks		$134,315,697

Preferred Stock — 1.1%

Financials — 1.1%
GMAC Capital Trust I, 8.13%(A)	64,027	1,663,421

Principal
Amount

	Asset-Backed Security — 0.2%
$216,744	Taxable Newman Capital Trust, Ser
	2000-1, Class A, 144a,
	7.000%, 7/5/17		$220,299

	Corporate Bonds — 4.5%

	Energy — 1.8%
2,500,000	Kodiak Oil & Gas Corp.,
	8.125%, 12/1/19		2,617,188

	Consumer Discretionary — 1.1%
1,500,000	Time Warner Cable, Inc.,
	5.850%, 5/1/17		1,601,802

	Financials — 1.0%
1,620,000	PNC Preferred Funding Trust II, 144a,
	1.508%, 3/29/49(A)		1,457,999

	Utilities — 0.6%
975,000	AES Corp. VA, 3.283%, 6/1/19(A)		974,999
	Total Corporate Bonds		$6,651,988

Investment Funds — 7.0%
Dreyfus Cash Management, Institutional
Shares, 0.04%∞Ω		9,046,195	9,046,195
Invesco Government & Agency
Portfolio, Institutional Class,
0.04%**∞Ω		1,364,100	1,364,100
Total Investment Funds			10,410,295

Total Long Positions
(Cost $153,277,985)			$153,261,700

Touchstone Arbitrage Fund (Unaudited) (Continued)

		Market
	Shares	Value

Securities Sold Short —(27.1%)

Common Stocks — (26.2%)

Financials — (9.2%)
BB&T Corp.	(93,230)	$(3,758,101)
M&T Bank Corp.	(52,336)	(6,538,337)
Royal Bank of Canada (Canada)	(53,965)	(3,299,960)
		(13,596,398)

Information Technology — (4.4%)
Avago Technologies Ltd. (Singapore)	(18,586)	(2,470,637)
Nxp Semiconductors N.V.*	(40,794)	(4,005,971)
		(6,476,608)

Energy — (3.8%)
Noble Energy, Inc.	(132,523)	(5,656,082)

Materials — (3.0%)
Alcoa, Inc.	(400,088)	(4,460,981)

Telecommunication Services — (2.3%)
AT&T, Inc.	(94,679)	(3,362,998)

Consumer Discretionary — (2.0%)
Ascena Retail Group, Inc.*	(79,634)	(1,326,304)
Dollar Tree, Inc.*	(20,700)	(1,635,093)
		(2,961,397)

Utilities — (1.5%)
WEC Energy Group, Inc.	(51,324)	(2,308,040)
Total Common Stocks		$(38,822,504)

Exchange Traded Fund — (0.9%)
Vanguard REIT ETF	(18,235)	(1,361,972)

Total Securities Sold Short
(Proceeds $40,690,027)		$(40,184,476)

Total—76.3%		$113,077,224

Cash Collateral for Securities
Sold Short — 23.4%		34,627,332

Other Assets in Excess of Liabilities — 0.3%		480,071

Net Assets — 100.0%		$148,184,627

(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2015.

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2015 was $1,322,230.

††	All or a portion of these securities are held as collateral for securities sold short. The total value of the securities held as collateral as of June 30, 2015 was $47,290,823.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2015.

Portfolio Abbreviations:

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, these securities were valued at $1,678,298 or 1.1% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$134,315,697	$—	$—	$134,315,697
Preferred Stock	1,663,421	—	—	1,663,421
Asset-Backed Security	—	220,299	—	220,299
Corporate Bonds	—	6,651,988	—	6,651,988
Investment Funds	10,410,295	—	—	10,410,295
				$153,261,700
Liabilities:
Securities Sold Short
Common Stocks	$(38,822,504)	$—	$—	$(38,822,504)
Exchange Traded Fund	(1,361,972)	—	—	(1,361,972)
				$(40,184,476)

Touchstone Arbitrage Fund (Unaudited) (Continued)

Transactions in written options for period ended June 30, 2015.

	Number of
	Contracts	Proceeds
Beginning of Period, September 30, 2014	715	$114,795
Put Options Closed	(340)	(79,680)
Call Options Expired	(340)	(24,686)
Put Options Expired	(35)	(10,429)
June 30, 2015	—	$—

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Emerging Markets Equity Fund – June 30, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.0%

India — 13.3%

Consumer Discretionary — 3.5%
Bharat Forge Ltd.	487,038	$8,116,824
Mahindra & Mahindra Ltd.	141,382	2,845,046
Zee Entertainment Enterprises Ltd.	114,156	658,875

Consumer Staples — 1.7%
ITC Ltd.	1,117,870	5,525,463

Energy — 2.7%
Oil & Natural Gas Corp. Ltd.	749,737	3,639,523
Reliance Industries Ltd.	328,790	5,158,940

Health Care — 1.6%
Lupin Ltd.	180,667	5,350,926

Information Technology — 1.3%
HCL Technologies Ltd.	294,880	4,259,043

Materials — 2.0%
UPL Ltd.	772,548	6,497,750

Telecommunication Services — 0.5%
Bharti Airtel Ltd.	229,105	1,509,175
Total India		43,561,565

South Korea — 11.9%

Consumer Discretionary — 3.2%
Hankook Tire Co. Ltd.	144,282	5,426,232
Kia Motors Corp.	120,377	4,883,692

Financials — 4.0%
BS Financial Group, Inc.	495,987	6,305,868
Shinhan Financial Group Co. Ltd.	185,900	6,919,565

Information Technology — 4.0%
Samsung Electronics Co. Ltd.	11,648	13,215,660

Materials — 0.7%
POSCO	11,307	2,264,110
Total South Korea		39,015,127

Taiwan — 11.0%

Consumer Discretionary — 3.9%
Eclat Textile Co. Ltd.	385,938	6,332,573
Giant Manufacturing Co. Ltd.	785,091	6,645,568

Information Technology — 7.1%
Delta Electronics, Inc.	1,240,608	6,346,790
Hermes Microvision, Inc.	95,101	6,175,602
Taiwan Semiconductor
Manufacturing Co. Ltd.	2,351,113	10,694,318
Total Taiwan		36,194,851

Mexico — 8.8%

Consumer Staples — 3.8%
Fomento Economico Mexicano SAB
DE CV ADR	53,470	4,763,642
Kimberly-Clark de Mexico SAB de CV
- Class A	1,412,462	3,054,531
Wal-Mart DE Mexico SAB de CV -
Class A	1,959,679	4,786,517

Financials — 2.3%
Grupo Financiero Banorte SAB de CV
- Class O	1,360,324	7,479,510

Health Care — 1.5%
Genomma Lab Internacional SAB DE
CV*	5,015,264	4,990,535

Telecommunication Services — 1.2%
America Movil SAB de CV, Series L
ADR	183,632	3,913,198
Total Mexico		28,987,933

Brazil — 7.4%

Consumer Discretionary — 1.3%
Lojas Americanas SA (Preference)	746,749	4,191,171

Financials — 1.9%
Banco Bradesco SA (Preference)	700,056	6,417,158

Health Care — 1.7%
Odontoprev SA	1,586,233	5,525,362

Industrials — 1.2%
Localiza Rent A Car SA	414,160	4,100,172

Information Technology — 0.6%
Totvs SA	150,966	1,893,205

Materials — 0.7%
Gerdau SA (Preference)	470,713	1,127,919
Vale SA ADR†	141,151	831,379
Vale SA (Preference)	68,663	345,844
Total Brazil		24,432,210

China — 7.1%

Energy — 1.0%
PetroChina Co. Ltd. - Class H	3,023,737	3,367,528

Financials — 3.4%
Industrial & Commercial Bank of
China - Class H	14,290,330	11,339,751

Industrials — 2.2%
Weichai Power Co. Ltd. - Class H	2,170,656	7,225,371

Materials — 0.5%
China BlueChemical Ltd.	4,079,031	1,487,951
Total China		23,420,601

Touchstone Emerging Markets Equity Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 98.0% (Continued)

Hong Kong — 5.7%

Energy — 1.7%
CNOOC Ltd.	3,987,692	$5,656,451

Financials — 4.0%
China Overseas Land & Investment Ltd.	2,211,449	7,784,562
Wharf Holdings Ltd.	804,825	5,348,500
Total Hong Kong		18,789,513

South Africa — 4.6%

Consumer Discretionary — 3.5%
Foschini Group Ltd.	278,692	3,643,114
Woolworths Holdings Ltd.	951,879	7,713,162

Telecommunication Services — 1.1%
MTN Group Ltd.	194,628	3,655,925
Total South Africa		15,012,201

Thailand — 4.5%

Energy — 2.6%
PTT Exploration & Production PCL	1,742,992	5,606,538
Thai Oil PCL	1,841,062	2,991,047

Financials — 0.9%
Kasikornbank PCL	564,492	3,148,655

Materials — 1.0%
Siam Cement PCL	99,660	1,525,381
Siam Cement PCL (Non- Voting)	106,423	1,634,707
Total Thailand		14,906,328

Bermuda — 3.5%

Financials — 2.2%
Credicorp Ltd.	52,061	7,232,314

Information Technology — 1.3%
VTech Holdings Ltd.	319,152	4,232,747
Total Bermuda		11,465,061

Cayman Islands — 2.8%

Consumer Staples — 1.2%
Tingyi Cayman Islands Holding Corp.	1,918,900	3,915,007

Information Technology — 1.6%
ASM Pacific Technology Ltd.	82,748	818,901
Tencent Holdings Ltd.	228,191	4,563,029
Total Cayman Islands		9,296,937

United Kingdom — 2.5%

Consumer Staples — 2.5%
SABMiller PLC	160,333	8,313,279

Indonesia — 2.2%

Financials — 1.2%
Bank Mandiri Persero Tbk PT	5,501,845	4,135,903

Telecommunication Services — 1.0%
Telekomunikasi Indonesia Persero Tbk PT	14,744,946	3,232,008
Total Indonesia		7,367,911

Czech Republic — 2.1%

Financials — 2.1%
Komercni Banka A/S	31,109	6,894,070

Turkey — 2.0%

Energy — 0.5%
Tupras Turkiye Petrol Rafine	59,095	1,497,088

Financials — 0.6%
Turkiye Garanti Bankasi AS	662,536	2,066,354

Telecommunication Services — 0.9%
Turkcell Iletisim Hizmetleri AS	621,256	2,858,124
Total Turkey		6,421,566

Malaysia — 1.7%

Consumer Staples — 1.7%
British American Tobacco Malaysia
Bhd	334,559	5,492,481

Chile — 1.4%

Utilities — 1.4%
Enersis SA	14,518,906	4,615,435

Luxembourg — 1.4%

Energy — 1.4%
Tenaris SA ADR	169,753	4,586,726

United States — 1.1%

Materials — 1.1%
Southern Copper Corp.†	126,179	3,710,924

Israel — 1.0%

Health Care — 1.0%
Teva Pharmaceutical Industries Ltd.
ADR	57,221	3,381,761

Jersey — 0.9%

Materials — 0.9%
Randgold Resources Ltd. ADR†	41,373	2,769,922

Canada — 0.4%

Materials — 0.4%
Eldorado Gold Corp.	334,905	1,388,957

Touchstone Emerging Markets Equity Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 98.0% (Continued)

Greece — 0.4%

Financials — 0.4%
Alpha Bank AE*	4,536,322	$1,368,558

United Arab Emirates — 0.3%

Financials — 0.3%
First Gulf Bank PJSC	203,000	837,684
Total Common Stocks		$322,231,601

Investment Funds — 2.8%
Dreyfus Cash Management,
Institutional Shares, 0.04%∞Ω	3,135,566	3,135,566
Invesco Government & Agency
Portfolio, Institutional Class,
0.04%**∞Ω	5,965,719	5,965,719
Total Investment Funds		$9,101,285

Total Investment Securities —100.8%
(Cost $342,337,691)		$331,332,886

Liabilities in Excess of Other Assets — (0.8%)		(2,593,416)

Net Assets — 100.0%		$328,739,470

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2015 was $5,667,996.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2015.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PCL - Public Company Limited

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks
India	$16,107,719	$27,453,846	$—	$43,561,565
South Korea	—	39,015,127	—	39,015,127
Taiwan	—	36,194,851	—	36,194,851
Mexico	28,987,933	—	—	28,987,933
Brazil	24,432,210	—	—	24,432,210
China	—	23,420,601	—	23,420,601
Hong Kong	—	18,789,513	—	18,789,513
South Africa	—	15,012,201	—	15,012,201
Thailand	—	14,906,328	—	14,906,328
Bermuda	7,232,314	4,232,747	—	11,465,061
Cayman Islands	—	9,296,937	—	9,296,937
United Kingdom	—	8,313,279	—	8,313,279
Indonesia	—	7,367,911	—	7,367,911
Czech Republic	—	6,894,070	—	6,894,070
Turkey	—	6,421,566	—	6,421,566
Malaysia	—	5,492,481	—	5,492,481
Chile	4,615,435	—	—	4,615,435
Luxembourg	4,586,726	—	—	4,586,726
United States	3,710,924	—	—	3,710,924
Israel	3,381,761	—	—	3,381,761
Jersey	2,769,922	—	—	2,769,922
Canada	1,388,957	—	—	1,388,957
Greece	—	1,368,558	—	1,368,558
United Arab Emirates	—	837,684	—	837,684
Investment Funds	9,101,285	—	—	9,101,285
				$331,332,886

At June 30, 2015, equity securities valued at $205,067,162 were transferred from Level 1 to Level 2. Transfers from Level 1 to level 2 are due to significant movement of a designated U.S. market index, triggering a systematic valuation model provided by an independent third party to fair value the international equity securities.

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Global Real Estate Fund – June 30, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks — 91.0%

United States — 31.6%

Diversified — 7.5%
EPR Properties REIT	11,474	$628,546
Lexington Realty Trust REIT	36,431	308,935
Liberty Property Trust REIT	13,197	425,207
Outfront Media, Inc. REIT	9,078	229,129
Spirit Realty Capital, Inc. REIT	42,248	408,538

Industrial — 2.7%
ProLogis, Inc. REIT	3,385	125,584
STAG Industrial, Inc. REIT	16,926	338,519
Terreno Realty Corp. REIT	13,110	258,267

Mortgage — 4.3%
Apollo Commercial Real Estate
Finance, Inc. REIT	32,444	533,055
Starwood Property Trust, Inc. REIT	28,620	617,333

Office — 6.7%
Boston Properties, Inc. REIT	1,533	185,554
Digital Realty Trust, Inc. REIT	6,169	411,349
Douglas Emmett, Inc. REIT	2,737	73,735
Hudson Pacific Properties, Inc. REIT	3,920	111,210
Kilroy Realty Corp. REIT	1,196	80,311
Mack-Cali Realty Corp. REIT	26,781	493,574
QTS Realty Trust, Inc. - Class A REIT	7,457	271,808
SL Green Realty Corp. REIT	1,354	148,791

Residential — 2.7%
AvalonBay Communities, Inc. REIT	806	128,855
Bluerock Residential Growth REIT, Inc.
REIT	25,277	320,007
Camden Property Trust REIT	1,128	83,788
Equity Residential REIT	1,032	72,415
Essex Property Trust, Inc. REIT	546	116,024

Retail — 2.3%
General Growth Properties, Inc. REIT	3,953	101,434
Macerich Co. (The) REIT	1,413	105,410
Retail Opportunity Investments Corp.
REIT	6,527	101,952
Simon Property Group, Inc. REIT	1,186	205,202
Taubman Centers, Inc. REIT	1,505	104,598

Specialized — 5.4%
Chatham Lodging Trust REIT	10,122	267,929
Extra Space Storage, Inc. REIT	1,263	82,373
HCP, Inc. REIT	2,367	86,324
Omega Healthcare Investors, Inc. REIT	15,599	535,510
Public Storage REIT	722	133,115
Sabra Health Care REIT, Inc. REIT	12,624	324,942
Total United States		8,419,323

Singapore — 8.9%

Diversified — 0.9%
Soilbuild Business Space REIT	389,800	246,004

Diversified Financial Services — 1.6%
Religare Health Trust	567,200	429,214

Industrial — 2.2%
AIMS AMP Capital Industrial REIT	229,600	254,780
Mapletree Logistics Trust REIT	374,300	314,024

Office — 1.4%
Keppel REIT	433,900	368,742

Retail — 2.8%
CapitaRetail China Trust REIT	176,140	227,513
Fortune Real Estate Investment Trust
REIT	91,000	91,678
Mapletree Greater China Commercial
Trust REIT	452,800	342,777
Suntec Real Estate Investment Trust
REIT	71,200	91,197
Total Singapore		2,365,929

Japan — 8.8%

Diversified — 3.8%
Kenedix Realty Investment Corp. REIT	108	540,954
Premier Investment Corp. REIT	87	479,078

Diversified Real Estate Activities — 1.0%
Mitsubishi Estate Co. Ltd.	12,000	258,457

Office — 1.6%
Nippon Building Fund, Inc. REIT	22	96,284
Orix J REIT, Inc. REIT	226	325,512

Real Estate Operating Companies — 0.5%
Aeon Mall Co. Ltd.	6,890	129,021

Residential — 0.7%
Kenedix Residential Investment Corp.
REIT	66	195,370

Shopping Centers — 1.2%
Japan Retail Fund Investment Corp.
REIT(Japan)	161	321,950
Total Japan		2,346,626

Australia — 8.2%

Diversified — 2.5%
Dexus Property Group REIT	13,945	78,468
GPT Group REIT	32,494	107,122
Stockland REIT	148,934	470,293

Diversified Financial Services — 1.7%
Scentre Group	157,654	455,417

Industrial — 1.1%
360 Capital Industrial Fund REIT	77,561	144,241
Industria REIT	115,408	164,692

Touchstone Global Real Estate Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 91.0% (Continued)

Australia — (Continued)

Office — 1.3%
Cromwell Property Group REIT	435,116	$343,924

Retail — 1.6%
Charter Hall Retail REIT(Australia)	132,779	433,891
Total Australia		2,198,048

United Kingdom — 5.6%

Diversified — 3.2%
British Land Co. PLC REIT	47,234	588,348
Land Securities Group PLC REIT	6,986	132,098
Londonmetric Property PLC REIT	54,015	136,896

Retail — 1.4%
Hammerson PLC REIT	39,800	384,637

Specialized — 1.0%
Primary Health Properties PLC REIT	42,098	258,962
Total United Kingdom		1,500,941

Hong Kong — 5.4%

Diversified — 1.3%
Hui Xian Real Estate Investment Trust
REIT†	602,000	337,739

Office — 1.3%
Prosperity REIT	935,000	335,174

Real Estate Operating Companies — 0.4%
Hysan Development Co. Ltd.	25,000	108,262

Retail — 1.0%
Yuexiu Real Estate Investment Trust
REIT	503,000	276,971

Specialized — 1.4%
Langham Hospitality Investments
and Langham Hospitality
Investments Ltd.	902,500	387,531
Total Hong Kong		1,445,677

Canada — 5.2%

Diversified — 2.5%
Crombie Real Estate Investment Trust
REIT	10,943	109,255
Dream Office Real Estate Investment
Trust REIT	28,670	563,300

Health Care Facilities — 1.6%
Sienna Senior Living, Inc.†	35,402	437,919

Retail — 0.3%
RioCan Real Estate Investment Trust
REIT	3,608	77,331

Specialized — 0.8%
InnVest Real Estate Investment Trust
REIT	50,644	208,820
Total Canada		1,396,625

France — 3.6%

Consumer Discretionary — 0.8%
Nexity SA	5,530	217,013

Diversified — 0.5%
Unibail-Rodamco SE REIT	518	131,575

Retail — 2.3%
Altarea REIT	1,853	331,382
Mercialys SA REIT	12,727	284,256
Total France		964,226

Germany — 3.1%

Diversified — 1.4%
Hamborner Reit AG	37,434	363,706

Office — 1.5%
Alstria Office REIT-AG	31,698	408,334

Real Estate Operating Companies — 0.2%
LEG Immobilien AG	953	66,227
Total Germany		838,267

Mexico — 2.4%

Industrial — 2.4%
Mexico Real Estate Management SA
de CV REIT	357,719	495,925
Prologis Property Mexico SA de CV
REIT	80,426	135,395
Total Mexico		631,320

Finland — 1.8%

Real Estate Operating Companies — 1.8%
Citycon OYJ†	115,663	289,326
Sponda OYJ	51,442	189,945
Total Finland		479,271

South Africa — 1.4%

Diversified — 1.4%
Redefine Properties Ltd. REIT	429,003	359,864

Thailand — 1.1%

Real Estate Development — 1.1%
Ticon Industrial Connection PCL	723,360	299,264

Touchstone Global Real Estate Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 91.0% (Continued)

Sweden — 1.1%

Diversified — 0.8%
Akelius Residential AB	5,954	$217,264

Real Estate Operating Companies — 0.3%
Hufvudstaden AB - Class A	5,553	67,552
Total Sweden		284,816

New Zealand — 0.9%

Diversified — 0.9%
Kiwi Property Group Ltd.	286,529	249,358

Jersey — 0.8%

Real Estate Operating Companies — 0.8%
Atrium European Real Estate Ltd.	44,349	204,162

Bermuda — 0.6%

Real Estate Operating Companies — 0.6%
Hongkong Land Holdings Ltd.	18,100	148,431

Netherlands — 0.5%

Retail — 0.5%
Eurocommercial Properties NV REIT	3,235	135,433
Total Common Stocks		$24,267,581

Preferred Stocks — 5.7%

Specialized — 2.3%
Ashford Hospitality Trust, Inc. REIT,
9.00%	23,142	609,329

Hotels, Resorts & Cruise Lines — 2.1%
Sunstone Hotel Investors, Inc., 8.00%	21,238	558,559

Industrial — 1.3%
STAG Industrial, Inc. REIT, 9.00%	8,438	229,345
Terreno Realty Corp. REIT, 7.75%	4,307	113,059
		342,404
Total Preferred Stocks		$1,510,292

	Number
	of
	Rights

Rights — 0.0%

Finland — 0.0%

Real Estate Operating Companies — 0.0%
Citycon,
Expiration 07/07/15
Price EUR $2.05*†	115,663	$12,701

Germany — 0.0%

Real Estate Operating Companies — 0.0%
Hamborner REIT AG,
Expiration 07/08/15
Price EUR $8.50*	37,434	2,337
Total Rights		$15,038

	Shares

Investment Funds — 6.4%
Dreyfus Cash Management, Institutional
Shares, 0.04%∞Ω	655,443	655,443
Invesco Government & Agency
Portfolio, Institutional Class,
0.04%**∞Ω	1,042,620	1,042,620
Total Investment Funds		$1,698,063

Total Investment Securities —103.1%
(Cost $28,239,480)		$27,490,974

Liabilities in Excess of Other Assets — (3.1%)		(830,321)

Net Assets — 100.0%		$26,660,653

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2015 was $989,046.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2015.

Portfolio Abbreviations:

EUR - Euro

PCL - Public Company Limited

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Touchstone Global Real Estate Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks
United States	$8,419,323	$—	$—	$8,419,323
Singapore	246,004	2,119,925	—	2,365,929
Japan	—	2,346,626	—	2,346,626
Australia	—	2,198,048	—	2,198,048
United Kingdom	395,858	1,105,083	—	1,500,941
Hong Kong	—	1,445,677	—	1,445,677
Canada	1,396,625	—	—	1,396,625
France	217,013	747,213	—	964,226
Germany	363,706	474,561	—	838,267
Mexico	631,320	—	—	631,320
Finland	—	479,271	—	479,271
South Africa	—	359,864	—	359,864
Thailand	—	299,264	—	299,264
Sweden	217,264	67,552	—	284,816
New Zealand	—	249,358	—	249,358
Jersey	—	204,162	—	204,162
Bermuda	—	148,431	—	148,431
Netherlands	—	135,433	—	135,433
Preferred Stocks	1,510,292	—	—	1,510,292
Rights	12,701	2,337	—	15,038
Investment Funds	1,698,063	—	—	1,698,063
				$27,490,974

At June 30, 2015, equity securities valued at $11,155,917 were transferred from Level 1 to Level 2. Transfers from Level 1 to level 2 are due to significant movement of a designated U.S. market index, triggering a systematic valuation model provided by an independent third party to fair value the international equity securities.

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone International Fixed Income Fund – June 30, 2015 (Unaudited)

Principal		Market
Amount		Value

	Sovereign Government Obligations — 30.9%

	Portugal — 8.7%
700,000	Portugal Obrigacoes do Tesouro OT
	(EUR), 144a, 4.200%, 10/15/16	$821,508
500,000	Portugal Obrigacoes do Tesouro OT
	(EUR), 144a, 4.750%, 6/14/19	630,551
	Total Portugal	1,452,059

	New Zealand — 6.1%
1,300,000	New Zealand Government Bond
	(NZD), 6.000%, 5/15/21	1,016,218

	Italy — 3.7%
500,000	Italy Buoni Poliennali Del Tesoro
	(EUR), 3.750%, 3/1/21	627,693

	Ireland — 3.6%
140,000	Ireland Government Bond (EUR),
	3.400%, 3/18/24	180,100
280,000	Ireland Government Bond (EUR),
	5.400%, 3/13/25	415,739
	Total Ireland	595,839

	Belgium — 2.3%
300,000	Belgium Government Bond (EUR),
	144a, 2.600%, 6/22/24	378,547

	Germany — 2.1%
300,000	Bundesrepublik Deutschland (EUR),
	1.500%, 9/4/22	359,975

	Turkey — 2.1%
1,000,000	Turkey Government Bond (TRY),
	8.500%, 9/14/22	358,196

	Spain — 1.7%
200,000	Spain Government Bond (EUR),
	144a, 5.150%, 10/31/28	282,000

	Bulgaria — 0.6%
100,000	Bulgaria Government International
	Bond (EUR), 2.950%, 9/3/24	109,311
	Total Sovereign Government
	Obligations	$5,179,838

	Corporate Bonds — 15.7%

	United Kingdom — 5.3%

	Financials — 4.6%
200,000	HSBC Bank PLC (USD), 144a,
	1.500%, 5/15/18	198,633
300,000	LCR Finance PLC (GBP),
	4.500%, 12/7/28	570,572

	Industrials — 0.7%
56,000	Network Rail Infrastructure Finance
	PLC EMTN (GBP),
	4.750%, 11/29/35	113,914
	Total United Kingdom	883,119

	Jersey — 2.2%

	Financials — 2.2%
200,000	Great Portland Estates Capital
	Jersey Ltd. (GBP),
	1.000%, 9/10/18	369,634

	Spain — 1.7%

	Consumer Discretionary — 1.1%
100,000	International Consolidated Airlines
	Group SA (EUR), 1.750%, 5/31/18	185,762

	Financials — 0.6%
100,000	Caixabank SA EMTN (EUR),
	4.500%, 11/22/16	99,300
	Total Spain	285,062

	Cayman Islands — 1.6%

	Technology — 1.6%
2,000,000	ASM Pacific Technology Ltd. (HKD),
	2.000%, 3/28/19	275,429

	Netherlands — 1.6%

	Industrials — 1.6%
250,000	Siemens Financieringsmaatschappij
	N.V. (USD), 1.050%, 8/16/17	270,875

	Armenia — 1.2%

	Financials — 1.2%
200,000	National Bank of Abu Dhabi PJSC
	EMTN (USD), 1.000%, 3/12/18	208,500

	Luxembourg — 0.9%

	Consumer Discretionary — 0.9%
100,000	SAF-Holland SA (EUR),
	1.000%, 9/12/20	142,841

	Taiwan — 0.6%

	Technology — 0.6%
100,000	Epistar Corp. (USD), 0.000%, 8/7/18#	98,499

	Australia — 0.6%

	Materials — 0.6%
100,000	Barminco Finance Pty Ltd. (USD),
	144a, 9.000%, 6/1/18	93,499
	Total Corporate Bonds	$2,627,458

Touchstone International Fixed Income Fund (Unaudited) (Continued)

		Market
Shares		Value

	Investment Fund — 37.0%
6,191,259	Dreyfus Cash Management,
	Institutional Shares, 0.04%∞Ω	$6,191,259

	Total Investment Securities —83.6%
	(Cost $14,629,734)	$13,998,555

	Other Assets in Excess of
	Liabilities — 16.4%	2,753,047

	Net Assets — 100.0%	$16,751,602

#	Zero coupon bond - Rate shown reflects effective yield to maturity at time of purchase.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2015.

Portfolio Abbreviations:

AUD - Australian Dollar

BRL - Brazil Real

CAD - Canadian Dollar

CSK - Czechoslovakia Koruna

DKK - Danish Krone

EMTN - Euro medium term note

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PLC - Public Limited Company

TRY - Turkey Lira

USD - United States Dollar

ZAR - South African Rand

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, these securities were valued at $2,404,738 or 14.4% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Assets:
Sovereign Government Obligations	$—	$5,179,838	$—	$5,179,838
Corporate Bonds	—	2,627,458	—	2,627,458
Investment Fund	6,191,259	—	—	6,191,259
				$13,998,555
Other Financial Instruments*
Assets:
Forward Foreign Currency Contracts	$—	$203,733	$—	$203,733
Liabilities:
Forward Foreign Currency Contracts	$—	$(308,771)	$—	$(308,771)

* Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation (depreciation).

Touchstone International Fixed Income Fund (Unaudited) (Continued)

Forward Foreign Currency Exchange Contracts

						Unrealized
		Contract to				Appreciation/
Counterparty	Expiration Date	Receive		Deliver		(Depreciation)

UBS AG	07/14/2015	EUR	3,000,000	USD	3,367,710	$(22,511)
UBS AG	07/14/2015	GBP	300,000	USD	457,785	13,540
UBS AG	07/14/2015	JPY	53,269,500	USD	445,348	(10,009)
UBS AG	07/14/2015	USD	445,348	GBP	300,000	(25,977)
UBS AG	07/15/2015	AUD	1,886,500	USD	1,487,845	(33,625)
UBS AG	07/15/2015	EUR	316,500	USD	355,963	(3,040)
UBS AG	07/15/2015	GBP	261,500	USD	403,330	7,506
UBS AG	07/15/2015	JPY	447,293,500	USD	3,725,118	(69,617)
UBS AG	07/15/2015	MXN	273,742	USD	4,179,500	8,130
UBS AG	07/15/2015	NZD	1,661,714	USD	2,225,500	155,713
UBS AG	07/15/2015	NZD	721,000	USD	531,442	(43,539)
UBS AG	07/15/2015	USD	1,439,984	AUD	1,886,500	(14,236)
UBS AG	07/15/2015	USD	579,896	CSK	14,976,500	(32,441)
UBS AG	07/15/2015	USD	335,914	EUR	316,500	(17,009)
UBS AG	07/15/2015	USD	382,886	GBP	261,500	(27,950)
UBS AG	07/15/2015	USD	800,011	HKD	6,202,500	(141)
UBS AG	07/15/2015	USD	568,168	ZAR	6,927,500	317
UBS AG	07/15/2015	ZAR	6,927,500	USD	554,837	13,014
UBS AG	07/16/2015	BRL	5,573,000	USD	1,776,255	5,513
UBS AG	07/16/2015	USD	1,778,806	BRL	5,573,000	(2,961)
UBSAG	07/14/2015	USD	457,785	JPY	56,715,300	(5,715)
						$(105,038)

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Merger Arbitrage Fund – June 30, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks — 80.1%

Financials — 21.0%
City National Corp.††	74,200	$6,706,937
Excel Trust, Inc. REIT	192,950	3,042,822
HCC Insurance Holdings, Inc.	75,720	5,818,325
Hudson City Bancorp, Inc.	970,741	9,590,921
Levy Acquisition Corp.	274,360	4,175,759
Morgan Stanley Capital Trust III*	119,000	3,038,070
National Interstate Corp.††	225,332	6,156,070
NorthStar Realty Finance Corp. REIT	296,195	4,709,500
Susquehanna Bancshares, Inc.	513,681	7,253,176
		50,491,580

Information Technology — 18.0%
Advent Software, Inc.	154,540	6,832,213
Altera Corp.††	117,780	6,030,336
Broadcom Corp. - Class A††	105,620	5,438,374
Freescale Semiconductor Ltd.
(Bermuda)*††	182,140	7,280,136
Igate Corp.*	98,590	4,701,757
Informatica Corp.*	63,390	3,072,513
Micrel, Inc.	344,180	4,784,102
Rally Software Development Corp.*	261,745	5,090,940
		43,230,371

Consumer Discretionary — 13.4%
ANN, Inc.*	149,730	7,230,462
DIRECTV*	103,905	9,641,346
Family Dollar Stores, Inc.	93,570	7,374,252
Fiat Chrysler Automobiles N.V.
(Netherlands)*	196,981	2,862,134
Geeknet, Inc.*	262,886	5,241,947
		32,350,141

Health Care — 10.3%
Catamaran Corp. (Canada)*	119,100	7,274,628
Hospira, Inc.*††	76,330	6,771,234
KYTHERA Biopharmaceuticals, Inc.*	68,680	5,172,291
Omnicare, Inc.††	58,090	5,474,982
		24,693,135

Energy — 6.1%
Dresser-Rand Group, Inc.*	108,670	9,256,511
Rosetta Resources, Inc.*	236,298	5,467,936
		14,724,447

Materials — 5.6%
RTI International Metals, Inc.*	161,870	5,102,142
Sigma-Aldrich Corp.††	60,000	8,361,000
		13,463,142

Industrials — 3.7%
GrafTech International Ltd.*	483,354	2,397,436
Polypore International, Inc.*	108,560	6,500,573
		8,898,009

Utilities — 2.0%
WEC Energy Group, Inc.	109,540	4,926,017

Total Common Stocks		$192,776,842

Preferred Stock — 1.3%

Financials — 1.3%
GMAC Capital Trust I, 8.13%(A)	118,996	3,091,516

Principal
Amount

	Corporate Bonds — 5.5%

	Energy — 2.4%
$5,450,000	Kodiak Oil & Gas Corp.,
	8.125%, 12/1/19	5,705,469

	Consumer Discretionary — 1.7%
3,900,000	Time Warner Cable, Inc.,
	5.850%, 5/1/17	4,164,685

	Financials — 1.4%
3,845,000	PNC Preferred Funding Trust II, 144a,
	1.508%, 3/29/49(A)	3,460,500
	Total Corporate Bonds	$13,330,654

	Commercial Paper — 0.3%
$412,000	Eastman Chemical Co.,
	0.500%, 7/8/15(B)	$411,978
250,000	Thermo Fisher Scientific,
	0.650%, 7/14/15(B)	249,959
	Total Commercial Paper	$661,937

Investment Fund — 21.8%
Dreyfus Cash Management, Institutional
Shares, 0.04%∞Ω	52,572,720	52,572,720

Total Long Positions
(Cost $259,944,210)		$262,433,669

		Market
	Shares	Value

Securities Sold Short —(22.6%)

Common Stocks — (21.6%)

Financials — (7.8%)
BB&T Corp.	(129,966)	(5,238,929)
M&T Bank Corp.	(81,445)	(10,174,924)
Royal Bank of Canada (Canada)	(55,571)	(3,398,167)
		(18,812,020)

Information Technology — (3.9%)
Avago Technologies Ltd. (Singapore)	(23,122)	(3,073,607)
Nxp Semiconductors N.V.*	(64,135)	(6,298,057)
		(9,371,664)

Touchstone Merger Arbitrage Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — (21.6%) (Continued)

Energy — (2.3%)
Noble Energy, Inc.	(128,074)	$(5,466,198)

Materials — (2.1%)
Alcoa, Inc.	(458,338)	(5,110,469)

Utilities — (2.0%)
WEC Energy Group, Inc.	(109,511)	(4,924,710)

Telecommunication Services — (2.0%)
AT&T, Inc.	(135,077)	(4,797,935)

Consumer Discretionary — (1.5%)
Ascena Retail Group, Inc.*	(101,818)	(1,695,779)
Dollar Tree, Inc.*	(23,242)	(1,835,886)
		(3,531,665)
Total Common Stocks		$(52,014,661)

Exchange Traded Fund — (1.1%)
Vanguard REIT ETF	(35,270)	(2,634,316)

Total Securities Sold Short
(Proceeds $54,267,217)		$(54,648,977)

Total —86.3%		$207,784,692

Cash Collateral for Securities
Sold Short — 11.7%		28,054,825

Other Assets in Excess of Liabilities — 2.0%		4,903,431

Net Assets — 100.0%		$240,742,948

(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2015.

(B)	Rate reflects yield at the time of purchase.

*	Non-income producing security.

††	All or a portion of these securities are held as collateral for securities sold short. The total value of the securities held as collateral as of June 30, 2015 was $37,151,132.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2015.

Portfolio Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, these securities were valued at $3,460,500 or 1.4% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$192,776,842	$—	$—	$192,776,842
Preferred Stock	3,091,516	—	—	3,091,516
Corporate Bonds	—	13,330,654	—	13,330,654
Commercial Paper	—	661,937	—	661,937
Investment Fund	52,572,720	—	—	52,572,720
				$262,433,669
Liabilities:
Securities Sold Short
Common Stocks	$(52,014,661)	$—	$—	$(52,014,661)
Exchange Traded
Fund	(2,634,316)	—	—	(2,634,316)
				$(54,648,977)

Transactions in written options for the period ended June 30, 2015.

	Number of
	Contracts	Proceeds

Beginning of Period, September 30, 2014	2,527	$597,434
Put Options Closed	(971)	(204,785)
Call Options Expired	(971)	(218,343)
Put Options Expired	(585)	(174,306)

June 30, 2015	—	$—

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments

Touchstone Mid Cap Fund – June 30, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks — 96.1%

Consumer Discretionary — 33.1%
Cabela's, Inc.*†	299,892	$14,988,602
CarMax, Inc.*	511,079	33,838,541
Deckers Outdoor Corp.*	225,180	16,206,205
Dollar Tree, Inc.*	652,700	51,556,773
H&R Block, Inc.	680,680	20,182,161
Hasbro, Inc.†	327,693	24,508,159
PulteGroup, Inc.	1,397,250	28,154,588
Tempur Sealy International, Inc.*	458,480	30,213,832
Whirlpool Corp.	148,501	25,698,098
		245,346,959

Information Technology — 14.3%
Amphenol Corp. - Class A	579,512	33,594,311
NetApp, Inc.	704,635	22,238,281
Paychex, Inc.	577,068	27,052,948
Symantec Corp.	1,001,120	23,276,039
		106,161,579

Financials — 13.1%
Alleghany Corp.*	65,903	30,892,690
M&T Bank Corp.	235,061	29,366,171
MBIA, Inc.*	1,904,469	11,445,859
Voya Financial, Inc.	543,840	25,272,245
		96,976,965

Materials — 10.7%
Albemarle Corp.	361,032	19,954,239
NewMarket Corp.	84,950	37,708,456
Vulcan Materials Co.	257,825	21,639,252
		79,301,947

Consumer Staples — 10.2%
Brown-Forman Corp. - Class B	240,897	24,133,061
Energizer SpinCo, Inc.*	245,717	32,324,071
Pricesmart, Inc.	126,583	11,549,433
Reynolds American, Inc.	102,355	7,641,824
		75,648,389

Industrials — 9.1%
Cintas Corp.	544,985	46,100,281
Old Dominion Freight Line, Inc.*	313,145	21,483,313
		67,583,594

Health Care — 3.8%
Tenet Healthcare Corp.*	491,953	28,474,240

Energy — 1.8%
Atwood Oceanics, Inc.†	490,161	12,959,857
Total Common Stocks		$712,453,530

Investment Funds — 8.8%
Dreyfus Cash Management, Institutional
Shares, 0.04%∞Ω	34,825,399	34,825,399
Invesco Government & Agency
Portfolio, Institutional Class,
0.04%**∞Ω	30,842,192	30,842,192
Total Investment Funds		$65,667,591

Total Investment Securities —104.9%
(Cost $702,066,568)		$778,121,121

Liabilities in Excess of Other Assets — (4.9%)		(36,620,975)

Net Assets — 100.0%		$741,500,146

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2015 was $30,103,000.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2015.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$712,453,530	$—	$—	$712,453,530
Investment Funds	65,667,591	—	—	65,667,591
				$778,121,121

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Mid Cap Value Fund – June 30, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.5%

Financials — 26.0%
Alexandria Real Estate Equities, Inc., REIT	69,368	$6,066,925
Allstate Corp. (The)	47,657	3,091,510
American Campus Communities, Inc.,
REIT	131,508	4,956,537
Ameriprise Financial, Inc.	33,390	4,171,413
Blackstone Mortgage Trust, Inc. - Class
A, REIT	174,634	4,858,318
Brixmor Property Group, Inc., REIT	213,310	4,933,860
E*TRADE Financial Corp.*	153,651	4,601,847
Fifth Third Bancorp	268,141	5,582,696
Hancock Holding Co.	105,212	3,357,315
Hanover Insurance Group, Inc. (The)	71,229	5,273,083
Hartford Financial Services Group, Inc.	124,496	5,175,299
Host Hotels & Resorts, Inc., REIT	280,197	5,556,307
Investors Bancorp, Inc.	392,826	4,831,760
Reinsurance Group of America, Inc.	39,296	3,728,012
SunTrust Banks, Inc.	117,565	5,057,646
TCF Financial Corp.	264,177	4,387,980
Unum Group	156,861	5,607,781
Zions Bancorporation	179,651	5,701,224
		86,939,513

Information Technology — 16.2%
Cadence Design Systems, Inc.*†	304,174	5,980,061
Citrix Systems, Inc.*	95,599	6,707,226
Diebold, Inc.	93,297	3,265,395
Equinix, Inc., REIT	19,715	5,007,609
Fidelity National Information Services,
Inc.	82,098	5,073,656
IAC/InterActiveCorp.	54,847	4,369,112
Juniper Networks, Inc.	128,056	3,325,614
Microchip Technology, Inc.†	112,845	5,351,674
Qorvo, Inc.*	54,858	4,403,452
Solera Holdings, Inc.	98,011	4,367,370
Synopsys, Inc.*	121,341	6,145,922
		53,997,091

Industrials — 12.6%
Aercap Holdings N.V.*	116,081	5,315,349
Clean Harbors, Inc.*	60,684	3,261,158
Dover Corp.	58,796	4,126,303
Fluor Corp.	65,269	3,459,910
KAR Auction Services, Inc.	126,816	4,742,918
Owens Corning	111,847	4,613,689
Parker Hannifin Corp.	30,639	3,564,235
Pentair PLC (Ireland)	24,867	1,709,606
Precision Castparts Corp.	16,128	3,223,503
Regal-Beloit Corp.	69,179	5,021,704
Xylem, Inc.	85,928	3,185,351
		42,223,726

Consumer Discretionary — 10.2%
American Eagle Outfitters, Inc.	251,096	4,323,873
BorgWarner, Inc.	102,138	5,805,524
Cabela's, Inc.*†	76,596	3,828,268
Harley-Davidson, Inc.	76,596	4,316,185
Hasbro, Inc.	62,275	4,657,547
Interpublic Group of Cos, Inc. (The)	152,734	2,943,184
LKQ Corp.*	154,056	4,659,424
Urban Outfitters, Inc.*	99,440	3,480,399
		34,014,404

Consumer Staples — 8.8%
Coca-Cola Enterprises, Inc.	99,198	4,309,161
Darling International, Inc.*	347,651	5,096,564
Ingredion, Inc.	54,292	4,333,045
JM Smucker Co. (The)	39,053	4,233,736
Kroger Co. (The)	36,923	2,677,287
Molson Coors Brewing Co. - Class B	63,462	4,430,282
Sysco Corp.	120,399	4,346,404
		29,426,479

Utilities — 7.8%
AGL Resources, Inc.	91,889	4,278,352
Edison International	67,238	3,737,088
Great Plains Energy, Inc.	181,916	4,395,091
Portland General Electric Co.	145,911	4,838,409
SCANA Corp.	74,681	3,782,593
Xcel Energy, Inc.	156,888	5,048,656
		26,080,189

Health Care — 6.9%
AmerisourceBergen Corp.	27,348	2,908,186
Charles River Laboratories International,
Inc.*	47,873	3,367,387
Cooper Cos, Inc. (The)	28,400	5,054,347
DENTSPLY International, Inc.	68,020	3,506,431
Patterson Cos., Inc.	84,310	4,101,682
Quest Diagnostics, Inc.	56,584	4,103,472
		23,041,505

Materials — 6.2%
Albemarle Corp.	71,175	3,933,842
Allegheny Technologies, Inc.	168,323	5,083,355
Bemis Co., Inc.	74,250	3,341,992
Cabot Corp.	111,101	4,142,956
FMC Corp.	78,403	4,120,078
		20,622,223

Energy — 4.8%
EQT Corp.	61,520	5,004,037
Newfield Exploration Co.*	77,028	2,782,251
Oasis Petroleum, Inc.*†	148,662	2,356,293
Pioneer Natural Resources Co.	23,896	3,314,136
Spectra Energy Corp.	78,970	2,574,421
		16,031,138
Total Common Stocks		$332,376,268

Touchstone Mid Cap Value Fund (Unaudited) (Continued)

		Market
	Shares	Value

Investment Funds — 5.5%
Dreyfus Cash Management, Institutional
Shares, 0.04%∞Ω	978,872	$978,872
Invesco Government & Agency
Portfolio, Institutional Class,
0.04%**∞Ω	17,542,079	17,542,079
Total Investment Funds		$18,520,951

Total Investment Securities —105.0%
(Cost $314,070,806)		350,897,219

Liabilities in Excess of Other Assets — (5.0%)		(16,797,336)

Net Assets — 100.0%		$334,099,883

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2015 was $17,221,302.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2015.

Portfolio Abbreviations:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$332,376,268	$—	$—	$332,376,268
Investment Funds	18,520,951	—	—	18,520,951
				$350,897,219

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Premium Yield Equity Fund – June 30, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.2%

Financials — 24.3%
Ares Capital Corp.	120,586	$1,984,846
Bank of Montreal (Canada)	56,274	3,335,923
Digital Realty Trust, Inc., REIT	81,284	5,420,017
HCP, Inc., REIT	125,946	4,593,251
Hospitality Properties Trust, REIT	143,364	4,131,750
Host Hotels & Resorts, Inc., REIT	191,598	3,799,388
Lamar Advertising Co., REIT	129,965	7,470,388
Omega Healthcare Investors, Inc., REIT	55,827	1,916,541
People's United Financial, Inc.	191,152	3,098,574
Senior Housing Properties Trust, REIT	81,284	1,426,534
Ventas, Inc., REIT	63,420	3,937,748
Weyerhaeuser Co., REIT	258,456	8,141,364
		49,256,324

Health Care — 15.2%
AbbVie, Inc.	78,158	5,251,436
GlaxoSmithKline PLC, ADR	96,023	3,999,359
Johnson & Johnson	62,526	6,093,785
Merck & Co., Inc.	121,480	6,915,856
Novartis AG, ADR	46,448	4,567,696
Pfizer, Inc.	119,693	4,013,306
		30,841,438

Energy — 15.1%
Kinder Morgan, Inc. Delaware	284,386	10,917,571
Pembina Pipeline Corp. (Canada)	62,526	2,019,590
Spectra Energy Corp.	221,522	7,221,617
Williams Cos., Inc. (The)	183,321	10,520,792
		30,679,570

Information Technology — 13.2%
Cisco Systems, Inc.	251,853	6,915,883
Maxim Integrated Products, Inc.	102,275	3,536,158
Microchip Technology, Inc.	102,722	4,871,591
Microsoft Corp.	128,179	5,659,103
Seagate Technology PLC (Ireland)	73,692	3,500,370
STMicroelectronics N.V.	279,135	2,266,576
		26,749,681

Utilities — 8.4%
American Water Works Co., Inc.	95,129	4,626,123
NiSource, Inc.	121,480	5,538,273
ONEOK, Inc.	171,501	6,770,859
		16,935,255

Industrials — 6.2%
Covanta Holding Corp.	94,236	1,996,861
Eaton Corp. PLC (Ireland)	54,487	3,677,328
General Electric Co.	258,591	6,870,763
		12,544,952

Telecommunication Services — 5.7%
AT&T, Inc.	105,848	3,759,722
BCE, Inc. (Canada)	38,409	1,632,382
Verizon Communications, Inc.	50,468	2,352,313
Vodafone Group PLC (Great Britain),
ADR	104,955	3,825,610
		11,570,027

Materials — 5.3%
Domtar Corp.	108,528	4,493,059
LyondellBasell Industries N.V. - Class A
(Netherlands)	61,186	6,333,975
		10,827,034

Consumer Discretionary — 4.0%
Coach, Inc.	135,771	4,699,034
GameStop Corp. - Class A	79,498	3,415,234
		8,114,268

Consumer Staples — 1.8%
Procter & Gamble Co. (The)	46,920	3,671,021
Total Common Stocks		$201,189,570

Investment Fund — 0.5%
Dreyfus Cash Management, Institutional
Shares, 0.04%∞Ω	1,058,096	1,058,096

Total Investment Securities —99.7%
(Cost $182,326,992)		$202,247,666

Other Assets in Excess of Liabilities — 0.3%		668,008

Net Assets — 100.0%		$202,915,674

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2015.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Touchstone Premium Yield Equity Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$201,189,570	$—	$—	$201,189,570
Investment Fund	1,058,096	—	—	1,058,096
				$202,247,666

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Sands Capital Select Growth Fund – June 30, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.2%

Information Technology — 41.3%
Adobe Systems, Inc.*	1,553,000	$125,808,530
Alibaba Group Holding, Ltd. ADR*	1,756,000	144,466,120
ARM Holdings PLC ADR	3,671,000	180,870,170
ASML Holding NV†	1,419,000	147,760,470
Baidu, Inc. ADR*	925,000	184,149,000
Facebook, Inc. - Class A*	2,649,000	227,191,485
Google, Inc. - Class C*	90,000	46,845,900
Google, Inc. - Class A*	231,000	124,749,240
LendingClub Corp.*†	7,288,000	107,498,000
LinkedIn Corp. - Class A*	760,000	157,038,800
Palo Alto Networks, Inc.*	319,000	55,729,300
Salesforce.com, Inc.*	3,008,000	209,447,040
Splunk, Inc.*	1,499,000	104,360,380
Visa, Inc. - Class A	7,817,000	524,911,550
		2,340,825,985

Health Care — 25.5%
Alexion Pharmaceuticals, Inc.*	1,331,000	240,604,870
athenahealth, Inc.*†	907,000	103,924,060
Biogen Idec, Inc.*	715,000	288,817,100
BioMarin Pharmaceutical, Inc.*	1,695,000	231,842,100
Cerner Corp.*	2,316,000	159,942,960
Illumina, Inc.*	374,816	81,844,822
Regeneron Pharmaceuticals, Inc.*	656,000	334,645,280
		1,441,621,192

Consumer Discretionary — 16.6%
Chipotle Mexican Grill, Inc.*	371,000	224,451,290
Las Vegas Sands Corp.	1,916,303	100,740,049
NIKE, Inc. - Class B	1,944,000	209,990,880
Priceline Group, Inc. (The)*	225,000	259,058,250
Twenty-First Century Fox, Inc., Class A	4,518,000	147,038,310
		941,278,779

Energy — 6.9%
FMC Technologies, Inc.*	3,065,000	127,166,850
Schlumberger Ltd. (Curacao)	2,421,000	208,665,990
Southwestern Energy Co.*	2,409,000	54,756,570
		390,589,410

Materials — 3.4%
Monsanto Co.	1,819,000	193,887,210

Financials — 3.3%
Charles Schwab Corp. (The)	5,630,000	183,819,500

Consumer Staples — 2.2%
Whole Foods Market, Inc.	3,209,000	126,562,960
Total Common Stocks		$5,618,585,036

Investment Funds — 5.5%
Dreyfus Cash Management, Institutional Shares, 0.04%∞Ω	44,150,410	44,150,410
Invesco Government & Agency Portfolio, Institutional Class, 0.04%**∞Ω	269,178,640	269,178,640
Total Investment Funds		$313,329,050

Total Investment Securities —104.7%
(Cost $3,726,327,507)		$5,931,914,086

Liabilities in Excess of Other Assets — (4.7%)		(266,257,596)

Net Assets — 100.0%		$5,665,656,490

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2015 was $264,736,385.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2015.

Portfolio Abbreviation:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$5,618,585,036	$—	$—	$5,618,585,036
Investment Funds	313,329,050	—	—	313,329,050
				$5,931,914,086

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Small Cap Core Fund – June 30, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.9%

Consumer Discretionary — 27.0%
American Eagle Outfitters, Inc.	660,949	$11,381,542
Cabela's, Inc.*†	567,816	28,379,444
Dana Holding Corp.	1,030,790	21,213,658
Deckers Outdoor Corp.*	319,320	22,981,460
Service Corp. International	1,838,990	54,121,476
Sturm Ruger & Co., Inc.†	342,812	19,694,549
Tempur Sealy International, Inc.*	537,540	35,423,886
Vista Outdoor, Inc.*	627,290	28,165,321
		221,361,336

Financials — 22.3%
Alexander & Baldwin, Inc.	523,838	20,639,217
Corrections Corp. of America REIT	866,340	28,658,527
Eaton Vance Corp.	418,319	16,368,822
First Industrial Realty Trust, Inc. REIT	1,395,001	26,128,369
MBIA, Inc.*	1,643,334	9,876,437
Montpelier Re Holdings Ltd. (Bermuda)	528,082	20,859,239
Tejon Ranch Co.*	375,821	9,662,358
Waddell & Reed Financial, Inc. - Class A	639,720	30,265,153
White Mountains Insurance Group Ltd.
(Bermuda)	30,889	20,230,442
		182,688,564

Industrials — 15.5%
Kaman Corp.	275,468	11,553,128
Matson, Inc.	551,335	23,178,123
MRC Global, Inc.*	652,790	10,079,078
Orbital ATK, Inc.	571,032	41,890,908
Ritchie Bros Auctioneers, Inc. (Canada)†	389,025	10,861,578
USG Corp.*†	1,049,000	29,151,710
		126,714,525

Materials — 11.5%
NewMarket Corp.	117,833	52,304,890
Olin Corp.†	1,241,090	33,447,376
Tredegar Corp.	394,900	8,731,239
		94,483,505

Energy — 7.4%
Atwood Oceanics, Inc.†	873,416	23,093,119
Superior Energy Services, Inc.	1,207,700	25,410,008
World Fuel Services Corp.	245,954	11,793,494
		60,296,621

Information Technology — 6.5%
Advent Software, Inc.	498,695	22,047,306
DST Systems, Inc.	246,000	30,991,080
		53,038,386

Health Care — 4.9%
Tenet Healthcare Corp.*	698,717	40,441,741

Consumer Staples — 3.8%
Pricesmart, Inc.	343,355	31,327,710
Total Common Stocks		$810,352,388

Warrants — 0.0%
Financials — 0.0%
Tejon Ranch Co., Expiration 08/31/16*	63,145	28,415

Investment Funds — 14.0%
Dreyfus Cash Management, Institutional
Class, 0.04%∞Ω	8,262,540	8,262,540
Invesco Government & Agency
Portfolio, Institutional Class,
0.01%**∞Ω	106,659,924	106,659,924
Total Investment Funds		$114,922,464

Total Investment Securities —112.9%
(Cost $733,146,103)		$925,303,267

Liabilities in Excess of Other Assets — (12.9%)		(105,802,553)

Net Assets — 100.0%		$819,500,714

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2015 was $104,633,820.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2015.

Portfolio Abbreviations:

REIT - Real Estate Investment Trust

Touchstone Small Cap Core Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$810,352,388	$—	$—	$810,352,388
Warrants	28,415	—	—	28,415
Investment Funds	114,922,464	—	—	114,922,464
				$925,303,267

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Small Cap Value Fund – June 30, 2015 (Unaudited)

		Market
	Shares	Value
Common Stocks — 97.9%

Financials — 33.0%
Astoria Financial Corp.	24,913	$343,550
Brookline Bancorp, Inc.	76,562	864,386
Chemical Financial Corp.	32,585	1,077,260
Columbia Banking System, Inc.	30,000	976,200
CVB Financial Corp.	4,807	84,651
First Financial Bancorp	44,215	793,217
First Merchants Corp.	20,750	512,525
First Midwest Bancorp, Inc.	54,394	1,031,854
FNB Corp.	132,115	1,891,887
Greenhill & Co., Inc.	6,912	285,673
Hancock Holding Co.	31,229	996,517
Iberiabank Corp.	17,103	1,166,938
Infinity Property & Casualty Corp.	8,313	630,458
MB Financial, Inc.	8,869	305,448
Medical Properties Trust, Inc. REIT	36,644	480,403
National Bank Holdings Corp. - Class A	91,544	1,906,862
National Penn Bancshares, Inc.	92,892	1,047,822
New Residential Investment Corp. REIT	131,307	2,001,119
Northfield Bancorp, Inc.	26,480	398,524
Northwest Bancshares, Inc.	67,592	866,529
Old National Bancorp.	91,958	1,329,713
ProAssurance Corp.	28,755	1,328,769
Provident Financial Services, Inc.	30,580	580,714
Sterling BanCorp.	18,279	268,701
Trustmark Corp.	20,132	502,897
Union Bankshares Corp.	33,088	768,965
Westamerica Bancorporation†	27,070	1,371,096
		23,812,678

Industrials — 21.9%
Acacia Research Corp.†	120,126	1,053,505
Astec Industries, Inc.	17,435	729,132
Briggs & Stratton Corp.	33,749	650,006
CLARCOR, Inc.	10,381	646,113
Con-way, Inc.	32,126	1,232,675
Crane Co.	27,384	1,608,262
Granite Construction, Inc.	51,796	1,839,277
Harsco Corp.	56,308	929,082
Herman Miller, Inc.	22,230	643,114
KBR, Inc.	94,769	1,846,100
McGrath RentCorp	26,811	815,859
MSA Safety, Inc.	11,135	540,159
Regal-Beloit Corp.	22,771	1,652,947
Tetra Tech, Inc.	62,486	1,602,141
		15,788,372

Materials — 13.9%
Axiall Corp.	32,170	1,159,728
Cabot Corp.	54,500	2,032,305
Commercial Metals Co.	30,534	490,987
Compass Minerals International, Inc.	14,525	1,193,084
Greif, Inc. - Class A	22,245	797,483
Haynes International, Inc.	16,773	827,244
Kronos Worldwide, Inc.	74,397	815,391
OM Group, Inc.	45,667	1,534,411
TimkenSteel Corp.	44,432	1,199,220
		10,049,853

Energy — 12.7%
Bristow Group, Inc.	8,111	432,316
CARBO Ceramics, Inc.†	46,830	1,949,533
Green Plains Renewable Energy, Inc.	33,902	934,000
Patterson-UTI Energy, Inc.	104,826	1,972,301
Precision Drilling Corp.	190,679	1,281,363
Superior Energy Services, Inc.	85,607	1,801,171
Tidewater, Inc.†	34,496	784,094
		9,154,778

Information Technology — 6.1%
ADTRAN, Inc.	71,992	1,169,870
Cohu, Inc.	50,536	668,591
Diebold, Inc.	58,303	2,040,605
Micrel, Inc.	36,815	511,728
		4,390,794

Consumer Discretionary — 4.3%
Abercrombie & Fitch Co. - Class A†	30,690	660,142
Chico's FAS, Inc.	74,506	1,239,035
Men's Wearhouse, Inc. (The)	8,330	533,703
Sotheby's†	15,156	685,657
		3,118,537

Consumer Staples — 3.8%
Andersons, Inc. (The)	31,609	1,232,751
Snyder's-Lance, Inc.	26,542	856,510
Universal Corp.†	11,805	676,663
		2,765,924

Health Care — 2.2%
Bio-Techne Corp.	15,688	1,544,797
Total Common Stocks		$70,625,733

Investment Funds — 12.9%
Dreyfus Cash Management, Institutional Shares, 0.04%∞Ω	2,704,059	2,704,059
Invesco Government & Agency Portfolio, Institutional Class, 0.04%**∞Ω	6,639,429	6,639,429
Total Investment Funds		$9,343,488

Total Investment Securities —110.8%
(Cost $80,102,386)		$79,969,221

Liabilities in Excess of Other Assets — (10.8%)		(7,805,971)

Net Assets — 100.0%		$72,163,250

**	Represents collateral for securities loaned.

Touchstone Small Cap Value Fund (Unaudited) (Continued)

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2015 was $6,445,525.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2015.

Portfolio Abbreviations:

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$70,625,733	$—	$—	$70,625,733
Investment Funds	9,343,488	—	—	9,343,488
				$79,969,221

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Total Return Bond Fund – June 30, 2015 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 30.2%

	Industrials — 8.8%
$1,660,312	American Airlines 2011-1 Class B Pass
	Through Trust, 144a,
	7.000%, 1/31/18	$1,772,383
50,220	Burlington Northern and Santa Fe
	Railway Co. 1998-C Pass Through
	Trust, 6.230%, 7/2/18	53,091
97,521	Burlington Northern and Santa Fe
	Railway Co. 2004-1 Pass Through
	Trust, 4.575%, 1/15/21	103,875
388,682	Burlington Northern and Santa Fe
	Railway Co. 2005-3 Pass Through
	Trust, 4.830%, 1/15/23	419,563
1,112,725	Burlington Northern and Santa Fe
	Railway Co. 2005-4 Pass Through
	Trust, 4.967%, 4/1/23	1,220,510
1,471,600	Continental Airlines 2000-2 Class A-1
	Pass Through Trust, 7.707%, 4/2/21	1,615,964
637,926	CSX Transportation, Inc.,
	6.251%, 1/15/23	747,683
1,541,923	Delta Air Lines 2010-2 Class A Pass
	Through Trust, 4.950%, 5/23/19	1,634,439
1,073,016	Federal Express Corp. 1998 Pass
	Through Trust, 6.845%, 1/15/19	1,177,635
490,728	Federal Express Corp. 1999 Pass
	Through Trust, 7.650%, 1/15/22	591,327
600,000	Kansas City Southern DE Mexico SA
	DE CV, 3.000%, 5/15/23	576,271
1,402,000	Republic Services, Inc.,
	5.250%, 11/15/21	1,571,174
1,382,693	Southwest Airlines Co. 2007-1 Pass
	Through Trust, 6.150%, 8/1/22	1,583,184
66,678	Union Pacific Railroad Co. 2001 Pass
	Through Trust, 6.630%, 1/27/22	75,319
1,156,760	Union Pacific Railroad Co. 2003 Pass
	Through Trust, 4.698%, 1/2/24	1,249,153
520,304	Union Pacific Railroad Co. 2006 Pass
	Through Trust, 5.866%, 7/2/30	604,060
1,325,000	United Rentals North America, Inc.,
	5.750%, 11/15/24	1,305,125
		$16,300,756

	Financials — 7.3%
1,885,000	American Express Co.,
	2.650%, 12/2/22	1,813,293
1,216,000	Delphi Financial Group, Inc.,
	7.875%, 1/31/20	1,441,073
1,550,000	Ford Motor Credit Co. LLC,
	4.375%, 8/6/23	1,607,500
1,830,000	General Electric Capital Corp. MTN,
	3.450%, 5/15/24	1,854,323
1,500,000	Provident Cos., Inc., 7.000%, 7/15/18	1,698,230
1,398,000	Torchmark Corp., 3.800%, 9/15/22	1,426,542
2,000,000	USB Capital IX, 3.500%, 10/29/49(A)	1,651,000
2,000,000	Wachovia Capital Trust III,
	5.570%, 3/29/49(A)	1,977,500
		$13,469,461

	Utilities — 6.3%
1,456,495	Bruce Mansfield Unit, 6.850%, 6/1/34	1,497,678
450,000	California Water Service Co.,
	5.500%, 12/1/40	547,639
1,311,000	Commonwealth Edison Co.,
	5.900%, 3/15/36	1,561,606
1,780,000	Dominion Resources, Inc.,
	2.573%, 9/30/66(A)	1,598,718
1,700,000	Entergy Louisiana LLC,
	4.440%, 1/15/26	1,832,172
1,046,708	Kiowa Power Partners LLC, 144a,
	5.737%, 3/30/21	1,130,130
2,000,000	NextEra Energy Capital Holdings, Inc.,
	6.350%, 10/1/66(A)	1,770,000
1,800,000	South Carolina Electric & Gas Co.,
	4.600%, 6/15/43	1,779,455
		$11,717,398

	Energy — 3.7%
1,000,000	Apache Corp., 3.250%, 4/15/22	983,433
1,253,000	Chesapeake Energy Corp.,
	6.625%, 8/15/20	1,221,675
1,530,000	Newfield Exploration Co.,
	5.750%, 1/30/22	1,552,950
1,551,000	Petrobras International Finance Co. -
	Pifco, 3.500%, 2/6/17	1,534,296
1,500,000	Petroleos Mexicanos (Mexico),
	4.875%, 1/24/22	1,559,805
		$6,852,159

	Consumer Staples — 1.8%
1,594,909	CVS Pass-Through Trust,
	6.036%, 12/10/28	1,815,123
1,500,000	Kroger Co. (The), 3.850%, 8/1/23	1,538,610
		$3,353,733

	Telecommunication Services — 0.9%
1,500,000	Verizon Communications, Inc.,
	6.000%, 4/1/41	1,650,141

	Health Care — 0.8%
1,400,000	HCA, Inc., 4.250%, 10/15/19	1,433,249

	Consumer Discretionary — 0.6%
1,000,000	Royal Caribbean Cruises Ltd.,
	5.250%, 11/15/22	1,034,307
	Total Corporate Bonds	$55,811,204

	Asset-Backed Securities — 2.5%
1,245,523	321 Henderson Receivables I LLC, Ser
	2012-1A, Class A, 144a,
	4.210%, 2/16/65	1,305,646
1,208,669	321 Henderson Receivables I LLC, Ser
	2012-2A, Class A, 144a,
	3.840%, 10/15/59	1,242,403
575,000	FPL Recovery Funding LLC, Ser
	2007-A, Class A4, 5.256%, 8/1/21	624,455

Touchstone Total Return Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value
	Asset-Backed Securities — 2.5% (Continued)
$1,325,000	JCP&L Transition Funding LLC, Ser
	2006-A, Class A4, 5.610%, 6/5/23	$1,519,949
	Total Asset-Backed Securities	$4,692,453

	U.S. Government Mortgage-Backed
	Obligations — 17.6%
312,012	FHLMC, Pool #A89148,
	4.000%, 10/1/39	330,990
220,809	FNMA, Pool #465711, 4.680%, 8/1/28	250,579
1,596,696	FNMA, Pool #469616, 3.500%, 11/1/21	1,697,034
1,700,000	FNMA, Pool #469667, 3.540%, 12/1/21	1,802,604
114,359	FNMA, Pool #874210, 5.260%, 1/1/25	131,837
194,772	FNMA, Pool #888829, 5.832%, 6/1/37	228,564
191,808	FNMA, Pool #958736, 4.940%, 5/1/19	211,994
233,701	FNMA, Pool #AB1152, 4.000%, 6/1/25	249,741
349,910	FNMA, Pool #AD0101, 4.890%, 7/1/19	387,716
355,698	FNMA, Pool #AD0166, 4.838%, 8/1/19	394,543
1,005,440	FNMA, Pool #AD0342, 4.656%, 10/1/19	1,108,409
441,942	FNMA, Pool #AD0786, 4.501%, 1/1/20	487,812
514,270	FNMA, Pool #AD0910, 4.603%, 4/1/20	565,863
72,249	FNMA, Pool #AD1608, 4.000%, 2/1/25	76,507
392,829	FNMA, Pool #AE0209, 4.380%, 6/1/20	430,114
1,212,336	FNMA, Pool #AE0446, 4.014%, 9/1/20	1,314,125
704,725	FNMA, Pool #AE2771, 3.500%, 8/1/26	745,903
435,421	FNMA, Pool #AE8886, 3.500%, 12/1/25	460,458
310,341	FNMA, Pool #AH1519, 3.500%, 12/1/25	328,183
332,879	FNMA, Pool #AH8854, 4.500%, 4/1/41	360,991
503,655	FNMA, Pool #AI1856, 4.500%, 5/1/41	549,322
1,844,089	FNMA, Pool #AM0157, 2.680%, 2/1/22	1,868,283
1,931,247	FNMA, Pool #AM0566, 1.940%, 9/1/19	1,940,511
2,647,564	FNMA, Pool #AP7488, 3.500%, 9/1/42	2,737,259
1,303,330	FNMA, Pool #AT0924, 2.000%, 3/1/28	1,273,639
2,922,271	FNMA, Pool #AU1628, 3.000%, 7/1/43	2,923,927
3,217,509	FNMA, Pool #AX7699, 3.500%, 2/1/45	3,319,527
1,445,714	GNMA, Pool #5276, 3.000%, 1/20/27	1,511,457
1,860,690	GNMA, Pool #710077, 4.700%, 5/20/61	1,984,387
354,290	GNMA, Pool #751408, 4.826%, 6/20/61	389,607
735,271	GNMA, Pool #751409, 4.626%, 7/20/61	786,140
424,608	GNMA, Pool #752631,
	4.500%, 10/20/40	465,720
687,282	GNMA, Pool #756686, 4.697%, 9/20/61	738,468
543,116	GNMA, Pool #757327, 4.295%, 7/20/61	577,377
	Total U.S. Government
	Mortgage-Backed Obligations	$32,629,591

	Agency Collateralized Mortgage
	Obligations — 5.1%
1,000,000	FREMF Mortgage Trust, Ser 2011-K702,
	Class B, 144a, 4.931%, 4/25/44(A)	1,066,787
1,000,000	FREMF Mortgage Trust, Ser 2012-K19,
	Class B, 144a, 4.176%, 5/25/45(A)	1,048,239
1,035,000	FREMF Mortgage Trust, Ser 2012-K710,
	Class B, 144a, 3.950%, 6/25/47(A)	1,074,130
767,069	GNMA, Ser 2011-147, Class A,
	2.174%, 7/16/38	768,197
466,278	GNMA, Ser 2011-31, Class A,
	2.210%, 12/16/35	467,879
273,136	GNMA, Ser 2012-22, Class AB,
	1.661%, 3/16/33	274,503
3,053,120	GNMA, Ser 2012-53, Class AC,
	2.381%, 12/16/43	3,046,660
1,636,492	GNMA, Ser 2013-40, Class AC,
	1.584%, 1/16/46	1,603,776
	Total Agency Collateralized
	Mortgage Obligations	$9,350,171

	U.S. Treasury Obligations — 2.8%
1,500,000	U.S. Treasury Note, 1.750%, 5/15/22	1,471,054
3,385,000	U.S. Treasury Strip, Principal,
	0.000%, 5/15/40#	1,514,825
5,650,000	U.S. Treasury Strip, Principal,
	0.000%, 5/15/43#	2,270,950
	Total U.S. Treasury Obligations	$5,256,829

	Commercial Mortgage-Backed Securities — 5.7%
1,675,000	Citigroup Commercial Mortgage Trust,
	Ser 2007-C6, Class A4,
	5.899%, 12/10/49(A)	1,791,672
505,000	Citigroup/Deutsche Bank Commercial
	Mortgage Trust, Ser 2006-CD3,
	Class AJ, 5.688%, 10/15/48	481,884
1,805,000	Citigroup/Deutsche Bank Commercial
	Mortgage Trust, Ser 2007-CD4,
	Class A4, 5.322%, 12/11/49	1,880,705
941,622	Commercial Mortgage Trust, Ser
	2005-GG5, Class A5,
	5.224%, 4/10/37(A)	942,781
2,113,556	GS Mortgage Securities Corp. II, Ser
	2007-GG10, Class A4,
	5.989%, 8/10/45(A)	2,255,492
1,200,000	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2005-LDP4, Class AM,
	4.999%, 10/15/42(A)	1,200,764
1,835,000	ML-CFC Commercial Mortgage Trust,
	Ser 2006-3, Class AM,
	5.456%, 7/12/46(A)	1,913,580
	Total Commercial
	Mortgage-Backed Securities	$10,466,878

	Municipal Bonds — 3.7%

	California — 1.0%
1,943,707	CA State HFA Residential Mortgage
	Rev, Ser A, 2.900%, 2/1/42	1,944,874

	Florida — 0.7%
1,332,688	FL State HFC Rev, Homeownership
	Mortgage Special Project,
	2.800%, 7/1/41	1,317,455

Touchstone Total Return Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Municipal Bonds — 3.7% (Continued)

	Missouri — 0.7%
$1,285,000	MO State Housing Development
	Commission, Special
	Homeownership Loan Program, Ser
	C, 2.650%, 11/1/40	$1,249,521

	Texas — 0.6%
1,150,000	TX State Dept of Housing, Ser A,
	2.800%, 3/1/36	1,149,460

	Virginia — 0.7%
1,247,458	VA State Housing Development
	Authority, Pass Thru Ser C,
	2.750%, 4/25/42	1,226,451
	Total Municipal Bonds	$6,887,761

	U.S. Government Agency Obligations — 29.5%
44,791	Astro Offshore Corp.,
	6.000%, 12/20/19	47,260
345,000	Canal Barge Co., Inc., 4.500%, 11/12/34	379,258
573,090	EJM Airport LLC, 6.271%, 5/15/20	644,965
2,000,000	Fishers Lane Associates LLC, 144a,
	3.666%, 8/5/30	1,976,888
1,505,000	Israel Government AID Bond,
	5.500%, 9/18/33	1,928,022
208,000	Matson Navigation Co., Inc.,
	5.337%, 9/4/28	234,883
1,705,500	Petroleos Mexicanos (Mexico),
	2.290%, 2/15/24	1,723,858
2,275,000	Small Business Administration, Ser
	2015-20E, Class 1, 2.770%, 5/1/35	2,293,515
20,347	Small Business Administration
	Participation Certificates,
	6.150%, 2/1/18	21,493
37,294	Small Business Administration
	Participation Certificates, Ser
	2001-20A, Class 1, 6.290%, 1/1/21	40,316
73,463	Small Business Administration
	Participation Certificates, Ser
	2001-20K, Class 1, 5.340%, 11/1/21	78,760
218,745	Small Business Administration
	Participation Certificates, Ser
	2002-20H, Class 1, 5.310%, 8/1/22	235,531
222,901	Small Business Administration
	Participation Certificates, Ser
	2003-20B, Class 1, 4.840%, 2/1/23	238,498
68,838	Small Business Administration
	Participation Certificates, Ser
	2003-20D, Class 1, 4.760%, 4/1/23	73,870
48,038	Small Business Administration
	Participation Certificates, Ser
	2004-20D, Class 1, 4.770%, 4/1/24	51,198
435,311	Small Business Administration
	Participation Certificates, Ser
	2004-20K, Class 1, 4.880%, 11/1/24	468,156
13,741	Small Business Administration
	Participation Certificates, Ser
	2005-10E, Class 1, 4.540%, 9/1/15	13,824
284,194	Small Business Administration
	Participation Certificates, Ser
	2005-20B, Class 1, 4.625%, 2/1/25	304,396
265,722	Small Business Administration
	Participation Certificates, Ser
	2005-20H, Class 1, 5.110%, 8/1/25	288,175
1,708,859	Small Business Administration
	Participation Certificates, Ser
	2006-20B, Class 1, 5.350%, 2/1/26	1,867,631
469,620	Small Business Administration
	Participation Certificates, Ser
	2006-20H, Class 1, 5.700%, 8/1/26	520,407
1,039,567	Small Business Administration
	Participation Certificates, Ser
	2006-20K, Class 1, 5.360%, 11/1/26	1,126,235
799,250	Small Business Administration
	Participation Certificates, Ser
	2006-20L, Class 1, 5.120%, 12/1/26	866,232
1,010,438	Small Business Administration
	Participation Certificates, Ser
	2007-20A, Class 1, 5.320%, 1/1/27	1,109,908
1,149,153	Small Business Administration
	Participation Certificates, Ser
	2007-20E, Class 1, 5.310%, 5/1/27	1,262,692
458,814	Small Business Administration
	Participation Certificates, Ser
	2007-20F, Class 1, 5.710%, 6/1/27	510,993
1,110,223	Small Business Administration
	Participation Certificates, Ser
	2007-20L, Class 1, 5.290%, 12/1/27	1,218,846
797,154	Small Business Administration
	Participation Certificates, Ser
	2008-20A, Class 1, 5.170%, 1/1/28	871,416
840,167	Small Business Administration
	Participation Certificates, Ser
	2008-20K, Class 1, 6.770%, 11/1/28	959,809
1,194,635	Small Business Administration
	Participation Certificates, Ser
	2009-20B, Class 1, 4.760%, 2/1/29	1,305,614
1,411,472	Small Business Administration
	Participation Certificates, Ser
	2009-20C, Class 1, 4.660%, 3/1/29	1,538,510
260,013	Small Business Administration
	Participation Certificates, Ser
	2009-20D, Class 1, 4.310%, 4/1/29	282,922
1,232,026	Small Business Administration
	Participation Certificates, Ser
	2009-20E, Class 1, 4.430%, 5/1/29	1,343,056

Touchstone Total Return Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Agency Obligations — 29.5%
	(Continued)
$836,885	Small Business Administration
	Participation Certificates, Ser
	2009-20F, Class 1, 4.950%, 6/1/29	$924,235
1,246,427	Small Business Administration
	Participation Certificates, Ser
	2009-20J, Class 1, 3.920%, 10/1/29	1,315,414
1,378,699	Small Business Administration
	Participation Certificates, Ser
	2010-20F, Class 1, 3.880%, 6/1/30	1,461,568
1,971,755	Small Business Administration
	Participation Certificates, Ser
	2010-20I, Class 1, 3.210%, 9/1/30	2,033,128
1,097,885	Small Business Administration
	Participation Certificates, Ser
	2012-10C, Class 1, 1.240%, 5/1/22	1,078,626
2,262,818	Small Business Administration
	Participation Certificates, Ser
	2013-20C, Class 1, 2.220%, 3/1/33	2,224,351
2,423,271	Small Business Administration
	Participation Certificates, Ser
	2013-20E, Class 1, 2.070%, 5/1/33	2,362,730
3,148,511	Small Business Administration
	Participation Certificates, Ser
	2013-20G, Class 1, 3.150%, 7/1/33	3,250,271
3,074,475	Small Business Administration
	Participation Certificates, Ser
	2014-20H, Class 1, 2.880%, 8/1/34	3,113,735
2,492,062	Small Business Administration
	Participation Certificates, Ser
	2014-20K, Class 1, 2.800%, 11/1/34	2,508,602
125,364	Sterling Equipment, 6.125%, 9/28/19	138,900
1,659,863	Tagua Leasing LLC, 1.581%, 11/16/24	1,616,670
1,650,000	Tennessee Valley Authority,
	4.650%, 6/15/35	1,839,790
1,056,000	Totem Ocean Trailer Express, Inc.,
	6.365%, 4/15/28	1,213,576
1,511,000	Vessel Management Services, Inc.,
	5.125%, 4/16/35	1,739,785
1,729,000	Vessel Management Services, Inc.,
	6.080%, 5/20/24	1,984,576
	Total U.S. Government Agency
	Obligations	$54,633,094

	Investment Fund — 2.1%
3,796,588	Dreyfus Cash Management,
	Institutional Shares, 0.04%∞Ω	3,796,588

	Total Investment Securities —99.2%
	(Cost $183,273,200)	$183,524,569

	Other Assets in Excess of	1,409,213
	Liabilities — 0.8%

	Net Assets — 100.0%	$184,933,782

#	Strip Security - Separate trading of Registered Interest and Principal. Holders of a principal strip security are entitled to the portion of the payment representing principal only.

(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2015.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2015.

Portfolio Abbreviations:

AID - Agency for International Development

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FREMF - Finnish Real Estate Management Federation

GNMA - Government National Mortgage Association

HFA - Housing Finance Authority/Agency

HFC - Housing Finance Corporation

LLC - Limited Liability Company

MTN - Medium Term Note

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, these securities were valued at $10,616,606 or 5.7% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Total Return Bond Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$55,811,204	$—	$55,811,204
Asset-Backed Securities	—	4,692,453	—	4,692,453
U.S. Government Mortgage-Backed Obligations	—	32,629,591	—	32,629,591
Agency Collateralized Mortgage Obligations	—	9,350,171	—	9,350,171
U.S. Treasury Obligations	—	5,256,829	—	5,256,829
Commercial Mortgage-Backed Securities	—	10,466,878	—	10,466,878
Municipal Bonds	—	6,887,761	—	6,887,761
U.S. Government Agency Obligations	—	54,633,094	—	54,633,094
Investment Fund	3,796,588	—	—	3,796,588
				$183,524,569

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Ultra Short Duration Fixed Income Fund – June 30, 2015 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 32.0%

	Financials — 10.8%
$1,700,000	Bank of America Corp.,
	1.500%, 10/9/15	$1,703,902
1,900,000	Bank of Nova Scotia (The),
	1.700%, 6/11/18	1,900,741
750,000	Comerica, Inc., 3.000%, 9/16/15	753,725
4,800,000	Credit Suisse/New York (Switzerland)
	MTN, 0.772%, 5/26/17(A)	4,786,085
9,288,000	DBS Bank Ltd.(Singapore), 144a,
	0.885%, 7/15/21(A)	9,206,730
3,627,000	Equity One, Inc. REIT, 6.000%, 9/15/16	3,812,550
500,000	Hospitality Properties Trust REIT,
	6.300%, 6/15/16	510,448
4,660,000	Huntington National Bank (The),
	1.350%, 8/2/16	4,663,211
9,500,000	JPMorgan Chase & Co.,
	2.600%, 1/15/16	9,575,373
7,200,000	Kayne Anderson MLP Investment Co.,
	1.519%, 8/19/16(A)	7,195,860
1,000,000	KeyBank NA/Cleveland OH,
	4.950%, 9/15/15	1,006,481
1,000,000	Morgan Stanley, 5.375%, 10/15/15	1,013,091
4,000,000	Omega Healthcare Investors, Inc. REIT,
	6.750%, 10/15/22	4,190,000
3,670,000	Platinum Underwriters Finance, Inc.,
	7.500%, 6/1/17	4,024,434
315,000	Prudential Covered Trust, 144a,
	2.997%, 9/30/15	316,648
790,000	Prudential Financial, Inc. MTN,
	4.750%, 9/17/15	796,112
3,200,000	Ventas Realty LP REIT, 1.550%, 9/26/16	3,211,795
3,770,000	Weingarten Realty Investors REIT MTN,
	5.542%, 12/15/16	3,979,695
		62,646,881

	Energy — 5.1%
2,800,000	Buckeye Partners LP, 2.650%, 11/15/18	2,789,777
4,550,000	Buckeye Partners LP, 6.050%, 1/15/18	4,909,659
8,780,000	Florida Gas Transmission Co. LLC,
	144a, 4.000%, 7/15/15	8,787,015
2,800,000	Kinder Morgan, Inc. DE,
	7.000%, 6/15/17	3,044,899
6,200,000	Noble Holding International Ltd.,
	3.450%, 8/1/15	6,206,305
3,176,000	Plains Exploration & Production Co.,
	6.625%, 5/1/21	3,336,388
515,430	Ras Laffan Liquefied Natural Gas Co.
	Ltd. II, 144a, 5.298%, 9/30/20	555,376
		29,629,419

	Materials — 4.3%
1,900,000	Glencore Canada Corp. (Canada),
	6.000%, 10/15/15	1,924,753
5,100,000	Glencore Finance Canada Ltd.
	(Canada), 144a, 2.050%, 10/23/15	5,113,061
4,800,000	Glencore Finance Canada Ltd.
	(Canada), 144a, 5.800%, 11/15/16	5,052,235
400,000	Glencore Funding LLC, 144a,
	1.700%, 5/27/16	400,450
3,300,000	Rio Tinto Finance USA PLC (United
	Kingdom), 1.111%, 6/17/16(A)	3,308,379
6,359,000	Teck Resources Ltd., 5.375%, 10/1/15	6,415,462
2,600,000	Vale Overseas Ltd. (Cayman Islands),
	6.250%, 1/11/16	2,665,130
		24,879,470

	Consumer Discretionary — 3.8%
2,000,000	BAT International Finance PLC, 144a,
	9.500%, 11/15/18	2,476,592
500,000	Coca-Cola HBC Finance BV,
	5.500%, 9/17/15	502,831
500,000	Dollar General Corp., 1.875%, 4/15/18	497,699
4,278,000	Dollar General Corp., 4.125%, 7/15/17	4,473,428
5,150,000	Ford Motor Credit Co. LLC,
	1.506%, 5/9/16(A)	5,179,170
700,000	Ford Motor Credit Co. LLC,
	4.207%, 4/15/16	715,915
2,000,000	Ford Motor Credit Co. LLC,
	5.625%, 9/15/15	2,018,158
2,600,000	Hyundai Capital America, 144a,
	1.625%, 10/2/15	2,603,180
3,491,000	Mattel, Inc., 2.500%, 11/1/16	3,546,179
		22,013,152

	Industrials — 2.9%
500,000	Dun & Bradstreet Corp. (The),
	2.875%, 11/15/15	503,931
6,642,000	Dun & Bradstreet Corp. (The),
	3.250%, 12/1/17	6,754,422
5,160,000	Embraer Overseas Ltd. (Cayman
	Islands), 6.375%, 1/24/17	5,446,380
1,000,000	L-3 Communications Corp.,
	1.500%, 5/28/17	993,133
29,180	Petrodrill Four Ltd. (Virgin Islands),
	4.240%, 1/15/16	29,422
2,746,000	Snap-on, Inc., 5.500%, 1/15/17	2,930,784
		16,658,072

	Health Care — 1.6%
4,800,000	Amgen, Inc., 6.635%, 5/22/17(A)	4,797,854
2,800,000	Bayer US Finance LLC, 144a,
	0.521%, 10/7/16(A)	2,802,794
1,782,000	Mylan, Inc. PA, 144a, 7.875%, 7/15/20	1,856,354
		9,457,002

	Telecommunication Services — 1.6%
5,500,000	America Movil SAB DE CV (Mexico),
	2.375%, 9/8/16	5,569,410
3,133,000	AT&T, Inc., 2.500%, 8/15/15	3,138,890
21,480	BellSouth Telecommunications, Inc.,
	6.300%, 12/15/15	21,910
600,000	Crown Castle Towers LLC, 144a,
	5.495%, 1/15/17	621,259
		9,351,469

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 32.0% (Continued)

	Utilities — 1.1%
$2,343,000	Ameren Illinois Co., 6.125%, 11/15/17	$2,601,634
1,920,000	LG&E and KU Energy LLC,
	2.125%, 11/15/15	1,927,100
412,000	NextEra Energy Capital Holdings, Inc.,
	7.875%, 12/15/15	424,437
1,178,000	Oklahoma Gas & Electric Co.,
	6.500%, 7/15/17	1,294,781
		6,247,952

	Consumer Staples — 0.6%
2,580,000	Bunge Ltd. Finance Corp.,
	5.100%, 7/15/15	2,582,325
1,165,000	Cintas Corp. No 2, 2.850%, 6/1/16	1,179,896
		3,762,221

	Diversified — 0.2%
900,000	Hutchison Whampoa International
	09/16 Ltd., 144a, 4.625%, 9/11/15	906,551
	Total Corporate Bonds	$185,552,189

	Asset-Backed Securities — 36.5%
2,200,000	Ally Auto Receivables Trust, Ser
	2012-2, Class C, 144a,
	2.260%, 7/16/18	2,204,074
422,845	Ally Auto Receivables Trust, Ser
	2013-SN1, Class A3,
	0.720%, 5/20/16	422,872
3,421,553	American Credit Acceptance
	Receivables Trust, Ser 2014-3, Class
	A, 144a, 0.990%, 8/10/18	3,417,081
4,200,422	American Credit Acceptance
	Receivables Trust, Ser 2014-4, Class
	A, 144a, 1.330%, 7/10/18	4,199,145
9,550,000	AmeriCredit Automobile Receivables
	Trust, Ser 2011-1, Class E,
	6.230%, 7/9/18	9,559,445
1,497,246	AmeriCredit Automobile Receivables
	Trust, Ser 2011-2, Class D,
	4.000%, 5/8/17	1,501,749
7,600,000	AmeriCredit Automobile Receivables
	Trust, Ser 2011-2, Class E, 144a,
	5.480%, 9/10/18	7,632,969
5,550,000	AmeriCredit Automobile Receivables
	Trust, Ser 2011-3, Class E, 144a,
	5.760%, 12/10/18	5,639,827
2,191,368	AmeriCredit Automobile Receivables
	Trust, Ser 2011-5, Class C,
	3.440%, 10/8/17	2,208,012
2,640,000	AmeriCredit Automobile Receivables
	Trust, Ser 2011-5, Class D,
	5.050%, 12/8/17	2,712,180
1,500,000	AmeriCredit Automobile Receivables
	Trust, Ser 2011-5, Class E,
	6.760%, 3/8/19	1,551,813
221,735	AmeriCredit Automobile Receivables
	Trust, Ser 2012-2, Class B,
	1.780%, 3/8/17	221,780
731,351	AmeriCredit Automobile Receivables
	Trust, Ser 2012-3, Class B,
	1.590%, 7/10/17	732,352
81,329	AmeriCredit Automobile Receivables
	Trust, Ser 2012-4, Class A3,
	0.670%, 6/8/17	81,328
3,181,288	Ascentium Equipment Receivables
	LLC, Ser 2014-1A, Class A2, 144a,
	1.040%, 1/10/17	3,180,102
4,750,000	Ascentium Equipment Receivables
	LLC, Ser 2015-1A, Class A2, 144a,
	1.150%, 7/10/17	4,755,239
1,494,211	AXIS Equipment Finance Receivables
	II LLC, Ser 2013-1A, Class A, 144a,
	1.750%, 3/20/17	1,494,373
4,762,582	Bayview Financial Acquisition Trust,
	Ser 2004-D, Class M1,
	0.816%, 8/28/44(A)	4,747,085
653,212	California Republic Auto Receivables
	Trust, Ser 2012-1, Class A, 144a,
	1.180%, 8/15/17	654,016
427,225	Capital Auto Receivables Asset Trust,
	Ser 2013-1, Class A3,
	0.790%, 6/20/17	427,354
1,212,595	Carnow Auto Receivables Trust, Ser
	2014-1A, Class A, 144a,
	0.960%, 1/17/17	1,211,942
2,149,241	CFC 2012-1 LLC, Ser 2014-1A, Class A,
	144a, 1.460%, 12/17/18	2,146,415
52,079	CFC 2013-1 LLC, Ser 2013-1A, Class A,
	144a, 1.650%, 7/17/17	52,094
2,537,107	CFC 2013-2 LLC, Ser 2013-2A, Class A,
	144a, 1.750%, 11/15/17	2,540,263
47,452	College & University Facility Loan
	Trust, Ser 2 Class D, 4.000%, 6/1/18	47,858
207,278	Countrywide Asset-Backed
	Certificates, Ser 2005-6, Class M1,
	0.675%, 12/25/35(A)	207,075
2,300,000	Dell Equipment Finance Trust, Ser
	2014-1, Class B, 144a,
	1.360%, 6/22/20	2,304,032
4,714,314	Direct Capital Funding V LLC, Ser
	2013-2, Class A2, 144a,
	1.730%, 8/20/18	4,720,414
745,000	DT Auto Owner Trust, Ser 2014-1A,
	Class B, 144a, 1.430%, 3/15/18	745,869
5,200,000	DT Auto Owner Trust, Ser 2015-2A,
	Class A, 144a, 1.240%, 9/17/18	5,199,480
1,994,454	Elara HGV Timeshare Issuer 2014-A
	LLC, Ser 2014-A, Class A, 144a,
	2.530%, 2/25/27	1,988,684

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Asset-Backed Securities — 36.5% (Continued)
$781,491	Exeter Automobile Receivables Trust,
	Ser 2013-1A, Class A, 144a,
	1.290%, 10/16/17	$782,218
497,366	Exeter Automobile Receivables Trust,
	Ser 2013-2A, Class A, 144a,
	1.490%, 11/15/17	498,173
1,676,281	Exeter Automobile Receivables Trust,
	Ser 2014-2A, Class A, 144a,
	1.060%, 8/15/18	1,673,762
5,656,479	Exeter Automobile Receivables Trust,
	Ser 2015-1A, Class A, 144a,
	1.600%, 6/17/19	5,669,110
1,345,000	First Investors Auto Owner Trust, Ser
	2013-1A, Class B, 144a,
	1.810%, 10/15/18	1,350,145
353,819	First Investors Auto Owner Trust, Ser
	2013-3A, Class A2, 144a,
	0.890%, 9/15/17	353,807
856,978	Great America Leasing Receivables,
	Ser 2013-1, Class A3, 144a,
	0.780%, 6/15/16	857,165
3,810,000	Great America Leasing Receivables
	LLC, Ser 2012-1, Class B, 144a,
	2.300%, 4/17/17	3,830,464
3,794,181	Gulf Stream - Sextant CLO, Ser
	2007-1X, Class A1A Ltd. Reg S
	Global Senior Notes,
	0.508%, 6/17/21(A)	3,770,376
35,099	Harley-Davidson Motorcycle Trust, Ser
	2011-1, Class A4, 1.310%, 3/15/17	35,116
2,461,000	Huntington Auto Trust, Ser 2011-1A,
	Class B, 144a, 1.840%, 1/17/17	2,462,139
821,716	Jersey Street CLO Ltd., Ser 2006-1A,
	Class A, 144a, 0.525%, 10/20/18(A)	821,339
4,730,000	LCM Partnership Ltd., 0.661%, 3/21/19	4,681,059
1,043,102	Madison Avenue Manufactured
	Housing Contract, Ser 2002-A, Class
	M2, 2.435%, 3/25/32(A)	1,042,988
1,859,676	Mayport CLO Ltd., Ser 2006-1A, Class
	A2L, 144a, 0.644%, 2/22/20(A)	1,856,891
1,800,000	Mayport CLO Ltd., Ser 2006-1A, Class
	A3L, 144a, 0.934%, 2/22/20(A)	1,790,811
3,300,000	MC Funding Ltd. / MC Funding, Ser
	2006-1A, Class C, 144a,
	1.231%, 12/20/20(A)	3,257,275
128,691	MMAF Equipment Finance LLC, Ser
	2009-AA, Class A4, 144a,
	3.510%, 1/15/30	129,631
1,423,421	Navitas Equipment Receivables LLC,
	Ser 2013-1, Class A, 144a,
	1.950%, 11/15/16	1,423,559
85,000	New Mexico Educational Assistance
	Foundation, Ser 2010, Class A2,
	0.912%, 12/1/28(A)	85,130
4,501,767	Orange Lake Timeshare Trust, Ser
	2012-AA, Class A, 144a,
	3.450%, 3/10/27	4,627,978
3,945,000	Prestige Auto Receivables Trust, Ser
	2012-1A, Class C, 144a,
	3.250%, 7/15/19	3,999,903
484,771	RAMP Trust, Ser 2003-RZ3, Class A6,
	3.900%, 3/25/33(B)	493,994
2,200,000	Rockwall CDO Ltd., Ser 2006-1A, Class
	A1LB, 144a, 0.778%, 8/1/21(A)	2,164,800
118,355	Santander Drive Auto Receivables
	Trust, Ser 2011-3, Class C,
	3.090%, 5/15/17	118,464
3,875,000	Santander Drive Auto Receivables
	Trust, Ser 2011-3, Class D,
	4.230%, 5/15/17	3,925,704
3,791,829	Santander Drive Auto Receivables
	Trust, Ser 2012-1, Class C,
	3.780%, 11/15/17	3,815,808
1,047,014	Santander Drive Auto Receivables
	Trust, Ser 2012-2, Class C,
	3.200%, 2/15/18	1,053,383
5,974,516	Santander Drive Auto Receivables
	Trust, Ser 2012-3, Class C,
	3.010%, 4/16/18	6,020,137
1,287,920	Santander Drive Auto Receivables
	Trust, Ser 2012-5, Class B,
	1.560%, 8/15/18	1,289,271
73,764	Santander Drive Auto Receivables
	Trust, Ser 2012-6, Class B,
	1.330%, 5/15/17	73,774
3,502,426	Santander Drive Auto Receivables
	Trust, Ser 2012-AA, Class B, 144a,
	1.210%, 10/16/17	3,505,721
1,345,000	Santander Drive Auto Receivables
	Trust, Ser 2012-AA, Class C, 144a,
	1.780%, 11/15/18	1,353,278
569,359	Sierra Timeshare Receivables Funding
	LLC, Ser 2011-1A, Class A, 144a,
	3.350%, 4/20/26	572,909
2,046,272	Sierra Timeshare Receivables Funding
	LLC, Ser 2011-2A, Class A, 144a,
	3.260%, 5/20/28	2,075,436
2,199,419	Sierra Timeshare Receivables Funding
	LLC, Ser 2011-3A, Class A, 144a,
	3.370%, 7/20/28	2,240,729
1,152,277	Sierra Timeshare Receivables Funding
	LLC, Ser 2012-1A, Class A, 144a,
	2.840%, 11/20/28	1,169,493
5,228,592	Sierra Timeshare Receivables Funding
	LLC, Ser 2012-3A, Class A, 144a,
	1.870%, 8/20/29	5,244,330

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Asset-Backed Securities — 36.5% (Continued)
$1,919,136	Sierra Timeshare Receivables Funding
	LLC, Ser 2013-1A, Class A, 144a,
	1.590%, 11/20/29	$1,903,662
4,455,373	Sierra Timeshare Receivables Funding
	LLC, Ser 2014-3A, Class A, 144a,
	2.300%, 10/20/31	4,477,445
486,681	SNAAC Auto Receivables Trust, Ser
	2012-1A, Class C, 144a,
	4.380%, 6/15/17	487,391
4,487,984	SpringCastle America Funding LLC,
	Ser 2014-AA, Class A, 144a,
	2.700%, 5/25/23	4,515,765
3,284,146	Structured Asset Investment Loan
	Trust, Ser 2005-5, Class M1,
	0.815%, 6/25/35(A)	3,285,394
1,017,282	Tidewater Auto Receivables Trust, Ser
	2014-AA, Class A2, 144a,
	0.960%, 7/15/17	1,017,144
2,300,000	United Auto Credit Securitization
	Trust, Ser 2013-1, Class D, 144a,
	2.900%, 12/15/17	2,313,285
3,387,636	United Auto Credit Securitization
	Trust, Ser 2015-1, Class A, 144a,
	1.160%, 2/15/17	3,390,576
3,483,699	Venture V CDO Ltd., Ser 2005-1A, Class
	A2, 144a, 0.734%, 11/22/18(A)	3,478,282
31,999	Volkswagen Auto Loan Enhanced
	Trust, Ser 2012-1, Class A3,
	0.850%, 8/22/16	32,007
3,251,634	Welk Resorts LLC, Ser 2013-AA, Class
	A, 144a, 3.100%, 3/15/29	3,273,957
4,224,418	Westgate Resorts, Ser 2015-1A, Class
	A, 144a, 2.750%, 5/20/27	4,227,544
1,297,162	Westgate Resorts LLC, Ser 2012-2A,
	Class A, 144a, 3.000%, 1/20/25	1,301,864
1,313,157	Westgate Resorts LLC, Ser 2012-3A,
	Class A, 144a, 2.500%, 3/20/25	1,316,629
2,395,813	Westgate Resorts LLC, Ser 2012-3A,
	Class B, 144a, 4.500%, 3/20/25	2,407,792
3,797,568	Westgate Resorts LLC, Ser 2013-1A,
	Class A, 144a, 2.250%, 8/20/25	3,805,163
887,557	Westlake Automobile Receivables
	Trust, Ser 2013-1A, Class A2, 144a,
	1.120%, 1/15/18	887,691
6,097,358	Westlake Automobile Receivables
	Trust, Ser 2014-1A, Class A2, 144a,
	0.700%, 5/15/17	6,093,553
4,730,000	Westlake Automobile Receivables
	Trust, Ser 2015-2A, Class A2A, 144a,
	1.280%, 7/16/18	4,729,527
	Total Asset-Backed Securities	$211,567,863

	Commercial Mortgage-Backed Securities — 9.3%
847,475	Banc of America Commercial
	Mortgage Trust, Ser 2007-2, Class
	A2, 5.634%, 4/10/49(A)	849,451
7,099,957	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2004-2, Class F, 144a,
	4.992%, 11/10/38(A)	7,160,733
34,854	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2006-4, Class A4, 5.634%, 7/10/46	35,765
868,282	Bear Stearns Commercial Mortgage
	Securities Trust, Ser 2007-T28, Class
	AAB, 5.746%, 9/11/42††	871,118
6,693,000	COMM Mortgage Trust, Ser
	2014-SAVA, Class A, 144a,
	1.336%, 6/15/34(A)	6,673,751
9,821	Commercial Mortgage Trust, Ser
	2007-C2, Class A2,
	5.448%, 1/15/49(A)	9,834
4,747,229	DBRR Trust, Ser 2013-EZ3, Class A,
	144a, 1.636%, 12/18/49(A)	4,769,484
1,561,859	DBUBS Mortgage Trust, Ser
	2011-LC2A, Class A1FL, 144a,
	1.539%, 7/12/44(A)	1,573,545
56,772	FDIC Structured Sale Guaranteed
	Notes, Ser 2010-C1, Class A, 144a,
	2.980%, 12/6/20	58,098
1,755,302	First Union Commercial Mortgage
	Trust, Ser 1999-C1, Class F, 144a,
	5.350%, 10/15/35	1,768,681
4,965,000	Hyatt Hotel Portfolio Trust, Ser
	2015-HYT, Class A, 144a,
	1.436%, 11/15/29(A)	4,965,214
899,718	JP Morgan Chase Commercial
	Mortgage Securities Trust, Ser
	2005-CB11, Class AJ,
	5.585%, 8/12/37(A)	900,338
689,008	JP Morgan Chase Commercial
	Mortgage Securities Trust, Ser
	2005-LDP3, Class A4A,
	4.936%, 8/15/42(A)	688,727
4,499,968	JP Morgan Chase Commercial
	Mortgage Securities Trust, Ser
	2005-LDP4, Class A4,
	4.918%, 10/15/42(A)	4,502,803
3,050,000	JP Morgan Chase Commercial
	Mortgage Securities Trust, Ser
	2014-FBLU, Class B, 144a,
	1.682%, 12/15/28(A)	3,049,970
2,210,000	LB-UBS Commercial Mortgage Trust,
	Ser 2004-C7, Class H, 144a,
	5.028%, 10/15/36(A)††	2,253,307
3,985,944	LB-UBS Commercial Mortgage Trust,
	Ser 2005-C5, Class AM,
	5.017%, 9/15/40(A)	3,988,312

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Commercial Mortgage-Backed Securities — 9.3%
	(Continued)
$94,988	Merrill Lynch Mortgage Investors
	Trust, Ser 1998-C1, Class A3,
	6.720%, 11/15/26(A)	$97,779
2,216,348	Merrill Lynch Mortgage Trust, Ser
	2005-CKI1, Class A6,
	5.460%, 11/12/37(A)	2,216,563
896,376	Morgan Stanley Capital I Trust, Ser
	2007-HQ12, Class A2,
	5.861%, 4/12/49(A)	895,052
1,785,206	PFP III 2014-1 Ltd., Ser 2014-1, Class A,
	144a, 1.356%, 6/14/31(A)	1,783,125
5,000,000	Wells Fargo Commercial Mortgage
	Trust, Ser 2014-TISH, Class B, 144a,
	1.537%, 2/15/27(A)	4,975,740
	Total Commercial
	Mortgage-Backed Securities	$54,087,390

	U.S. Government Mortgage-Backed
	Obligations — 8.2%
257,753	FHLMC, Pool #1B1580,
	2.586%, 3/1/34(A)	271,360
200,124	FHLMC, Pool #1B2629,
	2.318%, 11/1/34(A)	213,773
678,791	FHLMC, Pool #1B7189,
	3.042%, 3/1/36(A)	741,898
211,297	FHLMC, Pool #1G1471,
	2.203%, 1/1/37(A)	225,599
999,019	FHLMC, Pool #1H1354,
	2.379%, 11/1/36(A)	1,069,152
134,281	FHLMC, Pool #1H2524,
	2.430%, 8/1/35(A)	143,274
581,395	FHLMC, Pool #1J1813,
	2.425%, 8/1/37(A)	624,430
504,758	FHLMC, Pool #1K1238,
	2.404%, 7/1/36(A)	540,111
259,082	FHLMC, Pool #1L0087,
	2.393%, 6/1/35(A)	276,871
534,549	FHLMC, Pool #1L0147,
	2.434%, 7/1/35(A)	571,994
354,057	FHLMC, Pool #1L1288,
	2.487%, 5/1/36(A)	377,073
343,535	FHLMC, Pool #1Q0080,
	2.204%, 1/1/36(A)	365,034
668,963	FHLMC, Pool #1Q0119,
	2.368%, 9/1/36(A)	720,845
1,538,998	FHLMC, Pool #1Q0187,
	2.270%, 12/1/36(A)	1,635,782
803,782	FHLMC, Pool #1Q0339,
	2.498%, 4/1/37(A)	860,510
257,398	FHLMC, Pool #1Q0669,
	2.307%, 11/1/37(A)	274,190
880,167	FHLMC, Pool #1Q1303,
	2.410%, 11/1/36(A)	940,854
1,017,084	FHLMC, Pool #781515,
	2.500%, 4/1/34(A)	1,086,157
402,334	FHLMC, Pool #782760,
	2.375%, 11/1/36(A)	430,449
361,002	FHLMC, Pool #847795,
	2.423%, 4/1/35(A)	384,660
242,014	FHLMC, Pool #848088,
	2.421%, 4/1/35(A)	258,309
840,364	FHLMC, Pool #848539,
	3.556%, 4/1/37(A)	899,937
2,004,852	FHLMC, Pool #848583,
	2.488%, 1/1/36(A)	2,139,648
28,141	FHLMC, Pool #A92646, 5.500%, 6/1/40	32,161
26,968	FHLMC, Pool #C03505, 5.500%, 6/1/40	30,224
74,276	FHLMC, Pool #C66916, 7.000%, 5/1/32	85,589
20,457	FHLMC, Pool #D94598, 6.500%, 4/1/21	23,429
90,964	FHLMC, Pool #G01840, 5.000%, 7/1/35	101,168
1,335	FHLMC, Pool #G11072,
	7.500%, 12/1/15	1,343
1,321,055	FHLMC, Pool #G11769,
	5.000%, 10/1/20	1,408,518
828,988	FHLMC, Pool #G11773,
	5.000%, 10/1/20	882,924
18,547	FHLMC, Pool #G30085,
	7.500%, 10/1/17	19,303
482,138	FHLMC, Pool #J10895,
	4.000%, 10/1/19	505,100
285,527	FNMA, Pool #254868, 5.000%, 9/1/33	316,479
136,806	FNMA, Pool #256272, 5.500%, 6/1/26	153,438
216,205	FNMA, Pool #256852, 6.000%, 8/1/27	245,182
45,853	FNMA, Pool #323832, 7.500%, 7/1/29	54,059
3,534	FNMA, Pool #334593, 7.000%, 5/1/24	3,959
280,025	FNMA, Pool #555380,
	2.260%, 4/1/33(A)	299,220
3,197	FNMA, Pool #555646, 7.500%, 9/1/16	3,224
102,793	FNMA, Pool #665773, 7.500%, 6/1/31	115,574
166,052	FNMA, Pool #679742,
	2.791%, 1/1/40(A)	172,281
88,350	FNMA, Pool #681842,
	2.277%, 2/1/33(A)	93,040
301,595	FNMA, Pool #681898,
	2.360%, 4/1/33(A)	320,764
304,284	FNMA, Pool #725245,
	2.280%, 2/1/34(A)	327,226
310,231	FNMA, Pool #725424, 5.500%, 4/1/34	349,846
1,818,309	FNMA, Pool #725490,
	2.284%, 4/1/34(A)	1,930,701
402,474	FNMA, Pool #735439, 6.000%, 9/1/19	418,961
56,989	FNMA, Pool #735484, 5.000%, 5/1/35	63,041
189,308	FNMA, Pool #735539,
	2.413%, 4/1/35(A)	201,757
127,230	FNMA, Pool #743207,
	2.117%, 10/1/33(A)	134,602

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Mortgage-Backed
	Obligations — 8.2% (Continued)
$104,090	FNMA, Pool #745467,
	2.460%, 4/1/36(A)	$111,658
181,688	FNMA, Pool #745790,
	2.272%, 8/1/36(A)	193,360
965,326	FNMA, Pool #761411, 4.500%, 5/1/19	1,007,299
168,453	FNMA, Pool #784365,
	1.925%, 5/1/34(A)	177,117
354,082	FNMA, Pool #791978,
	1.892%, 9/1/34(A)	369,779
112,711	FNMA, Pool #804001,
	2.310%, 10/1/34(A)	118,994
97,629	FNMA, Pool #809897,
	2.288%, 3/1/35(A)	104,499
280,508	FNMA, Pool #813170,
	2.200%, 1/1/35(A)	298,484
356,288	FNMA, Pool #820364,
	1.697%, 4/1/35(A)	376,982
1,181,026	FNMA, Pool #827787,
	1.925%, 5/1/35(A)	1,242,621
123,091	FNMA, Pool #828480,
	2.355%, 6/1/35(A)	131,044
265,282	FNMA, Pool #839239,
	2.260%, 9/1/35(A)	280,101
181,389	FNMA, Pool #888179,
	2.379%, 2/1/37(A)	194,535
111,301	FNMA, Pool #888548,
	2.355%, 5/1/35(A)	118,761
195,458	FNMA, Pool #889060, 6.000%, 1/1/38	223,509
192,431	FNMA, Pool #889061, 6.000%, 1/1/38	221,817
11,974	FNMA, Pool #889382, 5.500%, 4/1/38	13,599
662,497	FNMA, Pool #922674,
	2.487%, 4/1/36(A)	706,056
580,200	FNMA, Pool #931676, 5.500%, 1/1/19	611,233
232,338	FNMA, Pool #950385,
	1.331%, 8/1/37(A)	238,287
116,335	FNMA, Pool #960376, 5.500%, 12/1/37	130,429
117,327	FNMA, Pool #995284, 5.500%, 3/1/20	121,136
1,102,235	FNMA, Pool #AA1150, 4.000%, 4/1/23	1,155,781
16,259	FNMA, Pool #AD0941, 5.500%, 4/1/40	18,621
140,800	FNMA, Pool #AE0363, 5.000%, 7/1/37	156,168
767,184	FNMA, Pool #AE0727, 4.000%, 10/1/20	804,488
227,350	FNMA, Pool #AE5441, 5.000%, 10/1/40	252,566
321,662	FNMA, Pool #AI6588, 4.000%, 7/1/26	343,779
294,641	FNMA, Pool #AI8506, 4.000%, 8/1/26	314,971
309,332	FNMA, Pool #AL0211, 5.000%, 4/1/41	344,053
59,582	FNMA, Pool #AL0302, 5.000%, 4/1/24	64,628
1,821,777	FNMA, Pool #AL0478,
	2.376%, 4/1/36(A)	1,941,515
519,182	FNMA, Pool #AL0543, 5.000%, 7/1/41	574,998
305,079	FNMA, Pool #AL1105, 4.500%, 12/1/40	333,099
177,141	FNMA, Pool #AL2591, 5.500%, 5/1/38	193,573
22,283	GNMA, Pool #344233, 8.000%, 2/15/23	24,512
72,615	GNMA, Pool #345123,
	8.000%, 12/15/23	80,904
8,550	GNMA, Pool #569337, 6.500%, 4/15/22	9,754
10,076	GNMA, Pool #578189, 6.000%, 2/15/32	11,431
21,796	GNMA, Pool #780322,
	8.000%, 11/15/22	24,767
3,119	GNMA, Pool #780327,
	8.000%, 11/15/17	3,262
765,781	GNMA, Pool #80826,
	1.750%, 2/20/34(A)	794,079
407,144	GNMA, Pool #80889,
	1.625%, 4/20/34(A)	423,927
623,569	GNMA, Pool #81016,
	1.625%, 8/20/34(A)	648,259
8,381	GNMA, Pool #814, 8.000%, 8/20/17	8,649
3,166	GNMA, Pool #8426,
	3.000%, 11/20/18(A)	3,258
125,203	GNMA, Pool #894160,
	2.060%, 6/20/61(A)	131,659
1,944,827	GNMA, Pool #MA2392,
	2.000%, 11/20/44(A)	1,985,650
6,418,621	GNMA, Pool #MA2466,
	2.000%, 12/20/44(A)	6,553,455
	Total U.S. Government
	Mortgage-Backed Obligations	$47,538,129

	Non-Agency Collateralized Mortgage
	Obligations — 4.8%
3,541,822	Bear Stearns ARM Trust, Ser 2003-1,
	Class 5A1, 2.249%, 4/25/33(A)††	3,540,090
463,760	Bear Stearns ARM Trust, Ser 2004-1,
	Class 13A3, 2.726%, 4/25/34(A)††	446,100
348,597	Bear Stearns Asset Backed Securities
	Trust, Ser 2003-AC7, Class A2,
	5.750%, 1/25/34(B)††	363,668
138,169	Community Program Loan Trust, Ser
	1987-A, Class A5, 4.500%, 4/1/29	139,346
137,279	FDIC Structured Sale Guaranteed
	Notes, Ser 2010-S3, Class A, 144a,
	2.740%, 12/3/20	139,469
279,293	JP Morgan Mortgage Trust, Ser
	2006-A4, Class 2A2,
	2.378%, 6/25/36(A)	254,730
25,556	Merrill Lynch Mortgage Investors
	Trust, Ser 2003-A1, Class 2A,
	2.378%, 12/25/32(A)	25,384
447,934	Merrill Lynch Mortgage Investors
	Trust, Ser 2004-1, Class 1A,
	2.132%, 12/25/34(A)	442,431
3,748,138	People's Choice Home Loan Securities
	Trust Series, Ser 2005-1, Class M3,
	1.055%, 1/25/35(A)	3,750,425
157,014	RALI Trust, Ser 2003-QS10, Class A7,
	5.500%, 5/25/33	160,307
1,335,252	RFMSI Trust, Ser 2007-SA1, Class 1A1,
	3.158%, 2/25/37(A)	1,166,630

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Non-Agency Collateralized Mortgage
	Obligations — 4.8% (Continued)
$8,894,383	Springleaf Mortgage Loan Trust, Ser
	2012-2A, Class A, 144a,
	2.220%, 10/25/57(A)	$8,916,406
1,438,256	Springleaf Mortgage Loan Trust, Ser
	2012-3A, Class A, 144a,
	1.570%, 12/25/59(A)	1,441,101
5,825,840	Springleaf Mortgage Loan Trust, Ser
	2013-1A, Class M5, 144a,
	2.019%, 6/25/58(A)	5,831,969
283,335	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2003-G, Class
	A1, 2.523%, 6/25/33(A)	285,688
743,309	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2003-M, Class
	A1, 2.615%, 12/25/33(A)	744,022
	Total Non-Agency Collateralized
	Mortgage Obligations	$27,647,766

	Municipal Bonds — 3.7%

	Connecticut — 0.1%
425,000	State of Connecticut, Ser A, UTGO,
	0.990%, 5/15/18(A)	426,624

	Louisiana — 0.0%
163,462	LA St Local Govt Envrnm Facs &
	Cmnty Dev Auth, Tranches A-1, A-2,
	1.520%, 2/1/18	163,776

	Massachusetts — 0.2%
1,000,000	MA St Dev Fin Agy R, Waste
	Management Inc Proj Ser B, 2.125%,
	12/1/29(A)	1,006,690

	Minnesota — 0.6%
1,500,000	Saint Paul MN Hsg & Redev Auth, Txbl
	Ref Healthpartners Oblig, 1.041%,
	7/1/16	1,498,965
1,000,000	Saint Paul MN Hsg & Redev Auth, Txbl
	Ref Healthpartners Oblig, 1.400%,
	7/1/17	997,429
1,095,000	Saint Paul MN Hsg & Redev Auth, Txbl
	Ref Healthpartners Oblig, 1.838%,
	7/1/18	1,091,715
		3,588,109

	New Jersey — 0.3%
2,100,000	NJ St Econ Dev Auth Rev, Sch Facs
	Constr, Ser E, 1.810%, 2/1/16(A)	2,101,428

	New York — 0.7%
4,050,000	Brookhaven NY IDA, Variable
	Intercounty Asso, (LOC: Capital One
	NA), 0.390%, 1/1/25(A)	4,050,000

	Ohio — 0.6%
885,000	Akron OH COP, Muni Baseball
	Stadium, 1.300%, 12/1/15	886,204
1,540,000	Akron OH COP, Muni Baseball
	Stadium, 1.750%, 12/1/16	1,551,273
870,000	Medina Co OH IDR, Mack Inds Proj,
	(LOC: JP Morgan Chase Bank NA),
	0.240%, 7/1/16(A)	869,999
		3,307,476

	Pennsylvania — 0.7%
2,500,000	PA St Econ Dev Fing, Waste Mgmt Proj,
	1.750%, 12/1/33(A)	2,510,550
1,800,000	PA St IDA, Txbl Ref Econ Dev, 144a,
	144a, 1.635%, 7/1/16	1,799,640
		4,310,190

	South Carolina — 0.2%
230,000	Spartanburg SC Wtrwks Rev, Txbl Ref
	Sys Ser B, 1.219%, 12/1/16	229,745
535,000	Spartanburg SC Wtrwks Rev, Txbl Ref
	Sys Ser B, 1.519%, 12/1/17	534,497
280,000	Spartanburg SC Wtrwks Rev, Txbl Ref
	Sys Ser B, 1.785%, 12/1/18	279,815
		1,044,057

	Texas — 0.3%
1,500,000	TX St Muni Gas Acquisition, 5.000%,
	12/15/15	1,528,785
	Total Municipal Bonds	$21,527,135

	Commercial Paper — 3.6%
6,000,000	MDU Resources Group, Inc.	5,999,933
3,000,000	Nextera Energy Partners, LP	2,999,860
2,000,000	Oneok Partners LP	1,999,827
10,000,000	Plains All American Pipeline, LP	9,999,933
	Total Commercial Paper	$20,999,553

	Agency Collateralized Mortgage
	Obligations — 1.3%
71,224	FHLMC REMIC, Ser 2510 Class TA,
	4.000%, 6/15/32	74,043
646,582	FHLMC REMIC, Ser 2770 Class FH,
	0.586%, 3/15/34(A)	650,598
277,725	FHLMC REMIC, Ser 3414 Class MB,
	4.250%, 12/15/19	288,091
413,852	FNMA REMIC, Ser 2003-119, Class PU,
	4.000%, 11/25/33	426,525
16,710	FNMA REMIC, Ser 2003-19, Class ME,
	4.000%, 1/25/33	16,849
129,277	FNMA REMIC, Ser 2003-33, Class AM,
	4.250%, 5/25/33	138,577
121,020	FNMA REMIC, Ser 2003-42, Class CA,
	4.000%, 5/25/33	126,904
7,076	FNMA REMIC, Ser 2003-66, Class AP,
	3.500%, 11/25/32	7,144
552,792	FNMA REMIC, Ser 2003-81, Class FE,
	0.685%, 9/25/33(A)	558,436

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Agency Collateralized Mortgage
	Obligations — 1.3% (Continued)
$257,907	FNMA REMIC, Ser 2008-35, Class IO,
	4.500%, 4/25/23(C)	$10,164
255,582	FNMA REMIC, Ser 2010-13, Class WD,
	4.250%, 3/25/25	266,448
142,742	FNMA REMIC, Ser 2010-54, Class NA,
	4.500%, 10/25/39	148,003
267,653	FNMA REMIC, Ser 2011-52, Class AH,
	2.750%, 10/25/18	272,986
539,509	FNMA REMIC, Ser 2012-102, Class NA,
	1.500%, 9/25/27	531,968
142,031	FNMA REMIC Trust, Ser 2001-W4, Class
	AF5, 6.114%, 2/25/32(B)	163,655
204,789	GNMA, Ser 2002-72, Class AB,
	4.500%, 10/20/32	221,623
21,790,235	GNMA, Ser 2011-142, Class IO,
	0.923%, 9/16/46(A)	988,318
255,935	GNMA, Ser 2011-161, Class A,
	1.738%, 1/16/34	255,544
199,987	GNMA, Ser 2011-57, Class BA,
	3.000%, 5/20/40	205,743
341,726	GNMA, Ser 2011-78, Class AB,
	2.450%, 2/16/39	344,854
10,346,313	GNMA, Ser 2011-78, Class IX,
	0.872%, 8/16/46(A)(C)	465,108
303,572	GNMA, Ser 2012-27, Class A,
	1.614%, 7/16/39	299,162
24,660,432	GNMA, Ser 2013-121, Class KX,
	0.648%, 10/16/44(A)(C)	775,867
	Total Agency Collateralized
	Mortgage Obligations	$7,236,610

	U.S. Government Agency Obligations — 0.2%
583,000	Government Trust Certificate,
	0.665%, 10/1/16#	574,893
53,605	Small Business Administration
	Participation Certificates, Ser
	2002-20A, Class 1, 6.140%, 1/1/22	58,561
66,587	Small Business Administration
	Participation Certificates, Ser
	2003-20E, Class 1, 4.640%, 5/1/23	69,948
252,512	Small Business Administration Pools,
	507682, 0.650%, 1/25/26(A)	252,591
186,943	Small Business Administration Pools,
	508374, 0.750%, 4/25/28(A)	187,533
	Total U.S. Government Agency
	Obligations	$1,143,526

Shares

	Investment Fund — 0.6%
3,344,915	Dreyfus Cash Management,
	Institutional Shares, 0.04%∞Ω	3,344,915
	Total Investment Securities —100.2%
	(Cost $582,490,715)	$580,645,076

	Liabilities in Excess of
	Other Assets — (0.2%)	(1,443,961)

	Net Assets — 100.0%	$579,201,115

(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2015.

(B)	Step Bond - A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect at June 30, 2015.

(C)	Interest rate security. This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

#	Zero coupon bond - Rate shown reflects effective yield to maturity at time of purchase.

††	The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts and publicly traded. The Fund receives principal and interest payments directly from these trusts.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2015.

Portfolio Abbreviations:

ARM - Adjustable Rate Mortgage

COP - Certificate of Participation

CLO - Collateralized Loan Obligations

FDIC - Federal Deposit Insurance Corporation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

IDA - Industrial Development Agency

IDR - Industrial Development Revenue

LLC - Limited Liability Company

LOC - Letter of Credit

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

LP - Limited Partnership

MLP - Master Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

UTGO - Unlimited Tax General Obligation

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, these securities were valued at $255,282,833 or 44.1% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$185,552,189	$—	$185,552,189
Corporate Securities	—	211,567,863	—	211,567,863
Commercial Mortgage-Backed Securities	—	54,087,390	—	54,087,390
U.S. Government Mortgage-Backed Obligations	—	47,538,129	—	47,538,129
Non-Agency Collateralized Mortgage Obligations	—	27,647,766	—	27,647,766
Municipal Bonds	—	21,527,135	—	21,527,135
Commercial Paper	—	20,999,553	—	20,999,553
Agency Collateralized Mortgage Obligations	—	7,236,610	—	7,236,610
U.S. Government Agency Obligations	—	1,143,526	—	1,143,526
Investment Fund	3,344,915	—	—	3,344,915
				$580,645,076

See accompanying Notes to Financial Statements.

Notes to Portfolios of Investments

June 30, 2015 (Unaudited)

Security valuation and fair value measurements— U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their estimated fair value. The Fund defines the term “market value”, as used throughout this report, as the estimated fair value.The Fund uses various methods to measure fair value of its portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 –	quoted prices in active markets for identical securities

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940 (the “1940 Act”). Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of June 30, 2015, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in the Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, portfolio or sector allocation. The Funds did not hold any Level 3 categorized securities during the period ended June 30, 2015.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. All transfers in and out of the levels are recognized at the value at the end of the period. During the period ended June 30, 2015, there were no transfers between Levels 1, 2 and 3 for all Funds except as shown in the Portfolio of Investments for the Emerging Markets Fund and Global Real Estate Fund.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Shares of options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An option for which there is no mean price is valued at the last bid (long position) or ask (short positions) price and categorized in Level 1. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds and are categorized in Level 1.

Debt securities held by the Funds are valued at their most recent evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Money market instruments and other debt securities with remaining maturities of 60 days or less are valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation

Notes to Portfolios of Investments (Unaudited) (Continued)

(and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of regular trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available and categorized in Level 2.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currency are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and generally categorized in Level 2. This may cause the value of the security, if held on the books of the Fund to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Fund’s Board of Trustees and are generally categorized in Level 3.

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Investment Companies— Certain Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value.The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund’s fees and expenses.

Securities sold short— The Funds periodically engage in selling securities short, which obligates a Fund to replace a security borrowed by purchasing the same security at the current market value. A Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund would realize a gain if the price of the security declines between those dates. As of June 30, 2015, the Arbitrage Fund and Merger Arbitrage Fund held securities sold short with a fair value of $40,184,476 and $54,648,977, and had securities with a fair value of $47,290,823 and $37,151,132 held as collateral and cash collateral of $34,627,332 and $28,054,825 for securities sold short.

Notes to Portfolios of Investments (Unaudited) (Continued)

Options — The Funds may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Funds intend to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Funds’ option strategy primarily focuses on the use of writing call options on equity indexes. When the Funds write or purchase an option, an amount equal to the premium received or paid by the Funds is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or loss on investment transactions. The Funds, as writers of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of an unfavorable change in the price of the security underlying the written option. The Funds, as purchasers of an option, bear the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price. The Funds did not hold any purchased and written options as of June 30, 2015.

Warrants— The Funds can invest in warrants and stock purchase rights of companies of any market capitalization. A warrant gives the company the right to buy stock, typically from the issuer. The warrant specifies the amount of underlying stock, the purchase (or “exercise”) price, and the date the warrant expires. Certain warrants may permit, without legal obligation, net settlement for stock or cash. The Funds have no obligation to exercise the warrant and buy the stock.

Foreign currency translation— The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1) market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investment in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Forward foreign currency contracts— A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a

Notes to Portfolios of Investments (Unaudited) (Continued)

Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the period ended June 30, 2015, the International Fixed Income Fund used forward foreign currency contracts to enhance potential gains, hedge against anticipated currency exchange rates, maintain diversity and liquidity of the portfolio and adjust exposure to foreign currencies.

Real Estate Investment Trust— The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Derivative instruments and hedging activities — The following table sets forth the fair value of the Funds’ derivative financial instruments by primary risk exposure as of June 30, 2015:

	Fair Value of Derivative Investments
	As of June 30, 2015
	Derivatives not accounted for as hedging	Asset	Liability
Fund	instruments under ASC 815	Derivatives	Derivatives
International Fixed Income Fund	Forward-Foreign Currency Exchange Contracts	$203,733	$308,771

For the period ended June 30, 2015, the average quarterly balance of outstanding derivative financial instruments were as follows:

		International	Merger
	Arbitrage	Fixed Income	Arbitrage
Fund	Fund	Fund	Fund
Equity contracts:
Purchased Options - Cost	$27,469	$—	$196,036
Written Options - Proceeds	$37,477	$—	$247,521
Interest Rate Contracts:
Futures Contracts - Average Notional Value	—	459,482	—
Forward foreign currency exchange contracts:
Average number of contracts	1	26	1
Average U.S. dollar amount purchased	$—	$21,146,390	$—
Average U.S. dollar amount sold	$508,376	$21,796,988	$3,656,033

Portfolio securities loaned— Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle. The approved investment vehicle is subject to market risk.

Notes to Portfolios of Investments (Unaudited) (Continued)

As of June 30, 2015, the following Funds loaned securities and received collateral as follows:

	Market Value of	Market Value of
	Securities	Collateral
Fund	Loaned	Received
Arbitrage Fund	$1,322,230	$1,364,100
Emerging Markets Equity Fund	5,667,996	5,965,719
Global Real Estate Fund	989,046	1,042,620
Mid Cap Fund	30,103,000	30,842,192
Mid Cap Value Fund	17,221,302	17,542,079
Sands Capital Select Growth Fund	264,736,385	269,178,640
Small Cap Core Fund	104,633,820	106,659,924
Small Cap Value Fund	6,445,525	6,639,429

All cash collateral is received, held and administered by the Funds’ custodian for the benefit of the lending Fund in it’s applicable custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on trading volumes, float, short-term interest rates and market liquidity. A lending Fund retains the interest or dividends on the investment of any cash received as collateral.The lending Fund continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the lending Fund. The lending Fund has the right under the lending agreement to recover the securities from the borrower on demand.

When-issued or delayed delivery transactions— Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Notes to Portfolios of Investments (Unaudited) (Continued)

Federal Tax Information— As of June 30, 2015, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

				Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Arbitrage Fund	$153,277,985	$2,817,863	$(2,834,148)	$(16,285)
Emerging Markets Equity Fund	342,337,691	27,670,351	(38,675,156)	(11,004,805)
Global Real Estate Fund	28,239,480	782,205	(1,530,711)	(748,506)
International Fixed Income Fund	14,629,734	420,954	(1,052,133)	(631,179)
Merger Arbitrage Fund	259,944,210	6,739,353	(4,249,894)	2,489,459
Mid Cap Fund	702,066,568	107,184,618	(31,130,064)	76,054,554
Mid Cap Value Fund	314,070,806	46,303,972	(9,477,559)	36,826,413
Premium Yield Equity Fund	182,326,992	24,750,162	(4,829,488)	19,920,674
Sands Capital Select Growth Fund	3,726,327,507	2,293,520,129	(87,933,550)	2,205,586,579
Small Cap Core Fund	733,146,103	222,979,074	(30,821,910)	192,157,164
Small Cap Value Fund	80,102,386	4,340,047	(4,473,212)	(133,165)
Total Return Bond Fund	183,273,200	2,237,407	(1,986,038)	251,369
Ultra Short Duration Fixed Income Fund	582,490,715	1,538,629	(3,384,268)	(1,845,639)

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Funds Group Trust

By (Signature and Title)* /s/ Jill T. McGruder

                                            Jill T. McGruder, President

                                           (principal executive officer)

Date 08/25/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jill T. McGruder
                                            Jill T. McGruder, President

                             (principal executive officer)

Date 08/25/15

By (Signature and Title)* /s/ Terrie A. Wiedenheft
                                            Terrie A. Wiedenheft, Controller and Treasurer

                             (principal financial officer)

Date 08/25/15

* Print the name and title of each signing officer under his or her signature.